Vanguard ESG International Stock ETF

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (98.2%)1
Australia (5.3%)
Commonwealth Bank of Australia	29,481	1,602
CSL Ltd.	7,810	1,110
Westpac Banking Corp.	57,848	1,105
Australia & New Zealand Banking Group Ltd.	48,688	938
National Australia Bank Ltd.	45,766	840
Macquarie Group Ltd.	5,109	425
Transurban Group	42,079	406
Goodman Group	30,300	282
Newcrest Mining Ltd.	14,052	267
Scentre Group	88,210	233
Brambles Ltd.	26,260	220
Amcor Ltd.	19,253	220
Insurance Australia Group Ltd.	40,169	213
Suncorp Group Ltd.	23,046	208
QBE Insurance Group Ltd.	24,314	196
ASX Ltd.	3,326	174
Telstra Corp. Ltd.	68,744	174
Dexus	18,911	169
Fortescue Metals Group Ltd.	28,277	157
Sonic Healthcare Ltd.	8,041	146
Cochlear Ltd.	1,042	144
APA Group	20,267	142
GPT Group	32,298	129
Orica Ltd.	8,628	123
Mirvac Group REIT	53,828	113
Computershare Ltd.	9,832	113
Medibank Pvt Ltd.	48,872	112
Stockland	36,209	111
Ramsay Health Care Ltd.	2,262	109
Vicinity Centres	59,695	107
SEEK Ltd.	7,400	107
James Hardie Industries plc	8,322	106
Sydney Airport	19,631	101
Lendlease Group	10,009	99
Boral Ltd.	25,311	95
Bendigo & Adelaide Bank Ltd.	12,077	94
Caltex Australia Ltd.	4,995	91
Alumina Ltd.	53,111	88
Northern Star Resources Ltd.	12,249	83
Downer EDI Ltd.	16,669	82
BlueScope Steel Ltd.	11,185	82
Incitec Pivot Ltd.	35,033	80
AMP Ltd.	51,845	78
Orora Ltd.	34,511	75
DuluxGroup Ltd.	10,157	68
Bank of Queensland Ltd.	9,639	62
Magellan Financial Group Ltd.	1,961	59

Challenger Ltd.	10,213	57
nib holdings Ltd.	11,992	57
Charter Hall Group	7,728	56
* Xero Ltd.	1,338	55
* Afterpay Touch Group Ltd.	3,158	53
Ansell Ltd.	2,932	51
REA Group Ltd.	810	50
Iluka Resources Ltd.	7,215	49
Atlas Arteria Ltd.	9,847	48
ALS Ltd.	9,769	48
Qube Holdings Ltd.	22,597	44
Shopping Centres Australasia Property Group	24,723	43
JB Hi-Fi Ltd.	2,216	43
AusNet Services	34,110	42
Qantas Airways Ltd.	10,685	41
Evolution Mining Ltd.	14,811	40
Cromwell Property Group	48,633	39
carsales.com Ltd.	3,967	37
Link Administration Holdings Ltd.	8,893	37
Altium Ltd.	1,715	36
OZ Minerals Ltd.	5,624	35
* Vocus Group Ltd.	10,984	35
Cleanaway Waste Management Ltd.	22,390	35
Metcash Ltd.	16,281	33
Steadfast Group Ltd.	15,232	33
Nine Entertainment Co. Holdings Ltd.	22,766	33
Domino's Pizza Enterprises Ltd.	1,210	33
IRESS Ltd.	3,425	32
Monadelphous Group Ltd.	2,354	31
Flight Centre Travel Group Ltd.	1,027	31
Independence Group NL	9,793	30
Harvey Norman Holdings Ltd.	10,504	30
Pendal Group Ltd.	5,946	30
* NEXTDC Ltd.	6,393	29
Premier Investments Ltd.	2,430	29
CSR Ltd.	10,256	28
Appen Ltd.	1,544	28
Bapcor Ltd.	6,578	27
IDP Education Ltd.	2,294	27
* Saracen Mineral Holdings Ltd.	11,519	26
Breville Group Ltd.	2,187	26
TPG Telecom Ltd.	5,848	26
Mineral Resources Ltd.	2,416	25
Perpetual Ltd.	906	25
Adelaide Brighton Ltd.	8,530	24
Regis Resources Ltd.	7,440	23
Southern Cross Media Group Ltd.	26,454	23
GrainCorp Ltd. Class A	4,098	22
Sims Metal Management Ltd.	3,306	22
IOOF Holdings Ltd.	5,818	21
2 Viva Energy Group Ltd.	14,270	21
Webjet Ltd.	1,973	20
Abacus Property Group	7,284	19
St. Barbara Ltd.	10,452	19
GUD Holdings Ltd.	2,503	18
* Nufarm Ltd.	6,358	17
IPH Ltd.	3,562	17

Technology One Ltd.	3,371	17
Charter Hall Long Wale REIT	4,780	16
Costa Group Holdings Ltd.	5,932	16
* Lynas Corp. Ltd.	7,621	16
National Storage REIT	13,356	15
Platinum Asset Management Ltd.	4,754	15
Healius Ltd.	6,810	15
Ausdrill Ltd.	14,365	15
Navitas Ltd.	3,300	13
WiseTech Global Ltd.	787	13
InvoCare Ltd.	1,072	12
Charter Hall Retail REIT	3,628	11
G8 Education Ltd.	5,178	11
* Clinuvel Pharmaceuticals Ltd.	418	10
* Pilbara Minerals Ltd.	19,643	10
BWP Trust	3,891	10
* nearmap Ltd.	4,123	10
Super Retail Group Ltd.	1,274	8
Blackmores Ltd.	119	8
* Mirvac Group	3,715	8
* Kidman Resources Ltd.	5,682	7
Automotive Holdings Group Ltd.	3,633	7
NRW Holdings Ltd.	3,860	7
Pro Medicus Ltd.	466	7
Mount Gibson Iron Ltd.	8,558	7
* Cooper Energy Ltd.	18,785	7
* Myer Holdings Ltd.	14,953	7
* Nanosonics Ltd.	2,032	6
Collins Foods Ltd.	1,100	6
Lovisa Holdings Ltd.	728	6
Service Stream Ltd.	3,335	6
* Mesoblast Ltd.	5,919	6
* Gold Road Resources Ltd.	8,164	6
Bingo Industries Ltd.	4,412	6
* Mayne Pharma Group Ltd.	14,606	6
Netwealth Group Ltd.	852	6
* Syrah Resources Ltd.	6,123	6
* Perseus Mining Ltd.	17,115	6
GWA Group Ltd.	2,234	5
* Orocobre Ltd.	2,419	5
McMillan Shakespeare Ltd.	588	5
Bega Cheese Ltd.	1,592	5
HUB24 Ltd.	546	5
SpeedCast International Ltd.	1,969	5
Resolute Mining Ltd.	6,399	5
Aveo Group	3,350	5
Accent Group Ltd.	4,783	5
Western Areas Ltd.	3,185	5
Elders Ltd.	1,127	4
New Hope Corp. Ltd.	2,417	4
Sandfire Resources NL	1,019	4
* Emeco Holdings Ltd.	3,482	4
Sigma Healthcare Ltd.	11,549	4
* New Century Resources Ltd.	8,456	4
* Bellamy's Australia Ltd.	686	4
Ardent Leisure Group Ltd.	4,848	4
Pact Group Holdings Ltd.	2,475	4

* Galaxy Resources Ltd.	3,514	4
* Aurelia Metals Ltd.	7,892	3
* Liquefied Natural Gas Ltd.	14,349	3
* Dacian Gold Ltd.	2,732	3
Eclipx Group Ltd.	3,881	3
		14,113
Austria (0.2%)
Erste Group Bank AG	5,476	194
Raiffeisen Bank International AG	2,824	65
Wienerberger AG	2,114	46
CA Immobilien Anlagen AG	1,176	44
Verbund AG	847	42
IMMOFINANZ AG	1,648	42
2 BAWAG Group AG	893	38
UNIQA Insurance Group AG	4,150	37
ANDRITZ AG	852	31
Oesterreichische Post AG	888	30
Lenzing AG	258	28
Telekom Austria AG Class A	3,162	24
Schoeller-Bleckmann Oilfield Equipment AG	127	10
DO & CO AG	62	5
* S IMMO AG	107	2
Vienna Insurance Group AG Wiener Versicherung Gruppe	96	2
		640
Belgium (0.6%)
KBC Group NV	4,608	302
Ageas	3,503	171
UCB SA	2,165	166
* Ackermans & van Haaren NV	906	139
Solvay SA Class A	1,382	130
Proximus SADP	3,270	94
* Argenx SE	751	93
Groupe Bruxelles Lambert SA	819	76
KBC Ancora	1,293	62
Aedifica SA	618	57
Gimv NV	870	52
Cofinimmo SA	409	52
Colruyt SA	593	44
Telenet Group Holding NV	757	41
Elia System Operator SA/NV	535	37
Barco NV	159	31
Ontex Group NV	1,398	24
Melexis NV	300	21
bpost SA	1,995	20
D'ieteren SA/NV	450	19
Kinepolis Group NV	303	17
Euronav NV	1,897	16
* AGFA-Gevaert NV	3,906	16
Econocom Group SA/NV	3,447	12
* Tessenderlo Chemie NV (Voting Shares)	292	10
Montea C.V.A	69	6
Bekaert SA	209	5
* Mithra Pharmaceuticals SA	173	5
Befimmo SA	59	3
		1,721

Brazil (1.6%)
Itau Unibanco Holding SA Preference Shares	78,900	704
Banco Bradesco SA Preference Shares	56,720	535
B3 SA - Brasil Bolsa Balcao	33,400	311
Banco Bradesco SA	31,320	261
Banco do Brasil SA	17,600	233
Lojas Renner SA	14,720	165
Localiza Rent a Car SA	10,375	101
BB Seguridade Participacoes SA	12,600	96
Banco Santander Brasil SA	6,500	76
Suzano SA	9,200	75
Kroton Educacional SA	27,700	73
* BRF SA	10,300	73
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	3,200	71
Telefonica Brasil SA Preference Shares	5,500	67
Hypera SA	8,600	66
BR Malls Participacoes SA	20,100	66
Raia Drogasil SA	3,700	65
CCR SA	18,700	64
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	57
Magazine Luiza SA	1,100	55
Natura Cosmeticos SA	3,500	53
Notre Dame Intermedica Participacoes SA	4,900	51
Cia Siderurgica Nacional SA	10,400	44
TIM Participacoes SA	14,300	40
Lojas Americanas SA	12,100	40
Klabin SA	9,900	39
Lojas Americanas SA Preference Shares	8,900	37
Sul America SA	4,000	36
Engie Brasil Energia SA	3,000	35
Cia Energetica de Minas Gerais Preference Shares	9,100	34
EDP - Energias do Brasil SA	6,300	32
Atacadao SA	5,300	31
Bradespar SA Preference Shares	3,900	30
CVC Brasil Operadora e Agencia de Viagens SA	2,300	30
Metalurgica Gerdau SA Preference Shares Class A	18,000	30
Cia Energetica de Minas Gerais	6,200	28
* Braskem SA Preference Shares	2,600	28
MRV Engenharia e Participacoes SA	6,000	26
Cia de Saneamento do Parana Preference Shares	7,600	26
Iguatemi Empresa de Shopping Centers SA	2,500	25
Cia de Saneamento de Minas Gerais-COPASA	1,500	24
2 Hapvida Participacoes e Investimentos SA	2,500	23
Porto Seguro SA	1,700	23
Cia Hering	2,700	20
TOTVS SA	1,747	18
BK Brasil Operacao e Assessoria a Restaurantes SA	3,400	18
M Dias Branco SA	1,600	16
Arezzo Industria e Comercio SA	1,200	15
Cia Paranaense de Energia	1,300	15
Linx SA	1,700	15
Cia Energetica de Sao Paulo Preference Shares	2,100	14
EcoRodovias Infraestrutura e Logistica SA	5,700	14
Alupar Investimento SA	2,100	13
Transmissora Alianca de Energia Eletrica SA	1,800	12
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,000	9
2 Banco Inter SA Preference Shares	500	9

Fleury SA	1,500	8
* Gol Linhas Aereas Inteligentes SA Preference Shares	1,100	8
Duratex SA	2,500	7
Sao Martinho SA	1,300	6
Smiles Fidelidade SA	500	6
Cia de Locacao das Americas	500	6
Iochpe Maxion SA	1,100	6
Light SA	1,100	5
SLC Agricola SA	1,000	5
Unipar Carbocloro SA Preference Shares	500	5
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,000	4
* Gol Linhas Aereas Inteligentes SA Preference Shares Rights Exp. 06/10/2019	176	—
		4,233
Canada (7.8%)
Royal Bank of Canada	23,150	1,740
Toronto-Dominion Bank	29,872	1,633
Enbridge Inc.	34,250	1,261
Canadian National Railway Co. (Toronto Shares)	12,052	1,068
Bank of Nova Scotia	19,900	1,009
TC Energy Corp.	15,812	771
Bank of Montreal	10,256	745
Manulife Financial Corp.	34,128	573
Canadian Imperial Bank of Commerce	7,084	537
Canadian Pacific Railway Ltd.	2,440	535
Nutrien Ltd.	10,418	508
* Shopify Inc. Class A	1,664	458
Alimentation Couche-Tard Inc. Class B	7,224	443
Waste Connections Inc.	4,380	414
Sun Life Financial Inc.	10,400	404
Pembina Pipeline Corp.	9,184	328
Rogers Communications Inc. Class B	5,998	316
* CGI Inc.	4,136	302
Fortis Inc.	6,756	255
National Bank of Canada	5,668	255
Fairfax Financial Holdings Ltd.	540	248
Magna International Inc.	5,220	224
Intact Financial Corp.	2,456	211
Thomson Reuters Corp.	3,304	210
Open Text Corp.	5,272	210
BCE Inc.	4,156	187
Agnico Eagle Mines Ltd.	4,182	182
Shaw Communications Inc. Class B	8,932	181
Wheaton Precious Metals Corp.	7,828	173
Loblaw Cos. Ltd.	3,240	166
H&R REIT	9,060	153
RioCan REIT	7,780	150
Gildan Activewear Inc.	4,078	147
CAE Inc.	5,606	143
Algonquin Power & Utilities Corp.	11,848	138
Inter Pipeline Ltd.	8,688	132
Metro Inc.	3,420	125
Kirkland Lake Gold Ltd.	3,542	123
Saputo Inc.	3,616	120
CCL Industries Inc. Class B	2,616	119
George Weston Ltd.	1,586	119
Canadian Tire Corp. Ltd. Class A	1,140	114

iA Financial Corp. Inc.	3,008	113
Choice Properties REIT	10,274	102
2 Hydro One Ltd.	5,984	101
Canadian Apartment Properties REIT	2,796	101
Power Financial Corp.	4,368	96
Great-West Lifeco Inc.	4,256	96
First Quantum Minerals Ltd.	12,590	92
CI Financial Corp.	5,952	89
Chartwell Retirement Residences	8,223	88
Atco Ltd.	2,504	86
Empire Co. Ltd.	3,652	84
* BlackBerry Ltd.	10,412	82
TELUS Corp.	2,210	82
Ritchie Bros Auctioneers Inc.	2,416	81
Toromont Industries Ltd.	1,790	79
* Kinross Gold Corp.	23,457	77
Canadian Utilities Ltd. Class A	2,660	75
Granite REIT	1,662	74
SmartCentres REIT	2,900	70
Finning International Inc.	4,320	69
* Descartes Systems Group Inc.	1,500	60
* Air Canada Class B	2,000	59
* Bombardier Inc. Class B	35,868	54
Lundin Mining Corp.	11,970	54
TMX Group Ltd.	784	52
First Capital Realty Inc.	3,300	51
Dream Global REIT	5,000	50
Quebecor Inc. Class B	2,100	50
Boyd Group Income Fund	400	49
Element Fleet Management Corp.	6,600	48
FirstService Corp.	500	45
* B2Gold Corp.	16,500	45
Northview Apartment REIT	2,200	43
IGM Financial Inc.	1,500	41
Maple Leaf Foods Inc.	1,800	41
Innergex Renewable Energy Inc.	3,700	39
Canadian Western Bank	1,800	38
Colliers International Group Inc.	600	37
Cominar REIT	4,000	36
Emera Inc.	900	35
* Canada Goose Holdings Inc.	1,023	34
Pan American Silver Corp.	2,900	32
WestJet Airlines Ltd.	1,400	31
Premium Brands Holdings Corp.	500	31
Boardwalk REIT	1,000	30
Superior Plus Corp.	3,300	30
Alamos Gold Inc. Class A	6,100	30
West Fraser Timber Co. Ltd.	756	29
* Kinaxis Inc.	500	29
Yamana Gold Inc.	14,400	29
OceanaGold Corp.	10,300	28
* Detour Gold Corp.	3,000	28
Gibson Energy Inc.	1,700	28
Osisko Gold Royalties Ltd.	2,500	26
* IAMGOLD Corp.	10,290	26
Laurentian Bank of Canada	800	25
BRP Inc.	836	25

Genworth MI Canada Inc.	800	24
* SSR Mining Inc.	2,000	23
* Pretium Resources Inc.	2,568	22
Corus Entertainment Inc. Class B	4,379	21
* NovaGold Resources Inc.	5,100	21
Cogeco Communications Inc.	300	21
NFI Group Inc.	800	20
Cineplex Inc.	1,100	19
* Ivanhoe Mines Ltd.	7,100	17
* SEMAFO Inc.	5,600	17
Norbord Inc.	800	16
Transcontinental Inc. Class A	1,400	15
* First Majestic Silver Corp.	2,400	15
Hudbay Minerals Inc.	2,700	13
* Celestica Inc.	2,100	13
* Torex Gold Resources Inc.	1,400	13
Enerflex Ltd.	1,000	12
* Endeavour Mining Corp.	800	12
ECN Capital Corp.	3,629	11
ShawCor Ltd.	800	10
Pason Systems Inc.	700	10
Winpak Ltd.	300	10
* Alacer Gold Corp.	3,100	9
Secure Energy Services Inc.	1,400	7
Eldorado Gold Corp.	1,900	7
* Home Capital Group Inc. Class B	500	7
* Precision Drilling Corp.	3,500	6
Ensign Energy Services Inc.	1,400	5
CES Energy Solutions Corp.	3,200	5
Martinrea International Inc.	700	5
Mullen Group Ltd.	700	5
Hudson's Bay Co.	900	4
* Canfor Corp.	600	4
Russel Metals Inc.	200	3
		20,707
Chile (0.3%)
Banco Santander Chile	1,232,344	87
Enel Americas SA	515,836	82
SACI Falabella	11,436	69
Empresas CMPC SA	21,263	56
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,735	52
Banco de Credito e Inversiones SA	676	43
Cencosud SA	23,410	43
Banco de Chile	277,021	40
Parque Arauco SA	14,965	39
Itau CorpBanca	4,570,258	36
Enel Chile SA	381,975	35
Inversiones Aguas Metropolitanas SA	20,849	29
Aguas Andinas SA Class A	49,742	27
Colbun SA	144,982	27
CAP SA	1,975	20
SONDA SA	12,795	17
		702
China (4.6%)
* Alibaba Group Holding Ltd. ADR	20,596	3,074
Ping An Insurance Group Co. of China Ltd.	86,000	954

	Industrial & Commercial Bank of China Ltd.	1,306,000	933
*	Baidu Inc. ADR	4,868	535
	Bank of China Ltd.	1,245,000	516
	China Life Insurance Co. Ltd.	139,000	324
	China Merchants Bank Co. Ltd.	65,500	317
	China Overseas Land & Investment Ltd.	72,000	249
*	TAL Education Group ADR	5,524	190
	China Pacific Insurance Group Co. Ltd.	50,200	186
	Shenzhou International Group Holdings Ltd.	14,200	168
2	PICC Property & Casualty Co. Ltd.	132,000	143
	Geely Automobile Holdings Ltd.	86,000	141
*	China Telecom Corp. Ltd.	252,000	127
	Longfor Group Holdings Ltd.	33,000	122
	China Unicom Hong Kong Ltd.	112,000	118
	Sino Biopharmaceutical Ltd.	116,000	117
	Hengan International Group Co. Ltd.	15,000	110
	China Evergrande Group	40,000	107
	Bank of Communications Co. Ltd.	133,000	104
	China Vanke Co. Ltd.	28,800	102
	China Conch Venture Holdings Ltd.	31,000	101
	New China Life Insurance Co. Ltd.	20,900	97
	Far East Horizon Ltd.	83,000	88
	Sinopharm Group Co. Ltd.	23,600	88
	BYD Co. Ltd.	15,000	88
	Guangdong Investment Ltd.	42,000	83
*	Autohome Inc. ADR	950	82
	Shimao Property Holdings Ltd.	26,500	76
	China National Building Material Co. Ltd.	98,000	75
	China Taiping Insurance Holdings Co. Ltd.	28,200	72
	Haitong Securities Co. Ltd.	64,800	67
	Zhuzhou CRRC Times Electric Co. Ltd.	12,300	66
*	YY Inc. ADR	932	64
*,2 China Resources Pharmaceutical Group Ltd.		48,000	63
	China Cinda Asset Management Co. Ltd.	268,000	62
*	Vipshop Holdings Ltd. ADR	8,166	62
	China Resources Gas Group Ltd.	12,000	58
*	People's Insurance Co. Group of China Ltd.	142,000	56
	Momo Inc. ADR	1,877	52
	Beijing Enterprises Water Group Ltd.	92,000	49
*	Li Ning Co. Ltd.	28,500	47
*	Huaneng Power International Inc.	74,000	47
*	China Biologic Products Holdings Inc.	500	45
	Yihai International Holding Ltd.	9,000	45
2	3SBio Inc.	27,000	44
2	Huatai Securities Co. Ltd.	26,200	42
*	Kingsoft Corp. Ltd.	15,000	41
	Kingdee International Software Group Co. Ltd.	36,000	40
	COSCO SHIPPING Ports Ltd.	40,000	39
	China Everbright Bank Co. Ltd.	86,000	39
	Great Wall Motor Co. Ltd.	49,000	36
2	Fuyao Glass Industry Group Co. Ltd.	11,600	35
	Shanghai Pharmaceuticals Holding Co. Ltd.	17,000	34
	China Resources Cement Holdings Ltd.	38,000	33
	Agile Group Holdings Ltd.	26,000	33
*	Air China Ltd.	34,000	32
2	Dali Foods Group Co. Ltd.	44,000	32
	Shandong Weigao Group Medical Polymer Co. Ltd.	36,000	31

	Sino-Ocean Group Holding Ltd.	78,000	31
	China Communications Services Corp. Ltd.	40,000	30
*,2 China Huarong Asset Management Co. Ltd.		175,000	30
	Logan Property Holdings Co. Ltd.	20,000	30
	China Aoyuan Group Ltd.	27,000	29
	China Oriental Group Co. Ltd.	50,000	29
	Huaneng Renewables Corp. Ltd.	104,000	28
	China Reinsurance Group Corp.	150,000	27
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	9,000	26
	Nine Dragons Paper Holdings Ltd.	33,000	26
	GF Securities Co. Ltd.	23,000	26
2	Luye Pharma Group Ltd.	34,500	26
	China Eastern Airlines Corp. Ltd.	46,000	25
	China Traditional Chinese Medicine Holdings Co. Ltd.	48,000	25
2	Sinopec Engineering Group Co. Ltd.	31,000	25
	Metallurgical Corp. of China Ltd.	94,000	25
	Tong Ren Tang Technologies Co. Ltd.	19,000	24
	Fanhua Inc. ADR	804	24
	Yuzhou Properties Co. Ltd.	50,000	23
	China Hongqiao Group Ltd.	31,000	22
2	Genertec Universal Medical Group Co. Ltd.	27,000	20
	Powerlong Real Estate Holdings Ltd.	42,000	19
	China Medical System Holdings Ltd.	21,000	18
*	China First Capital Group Ltd.	60,000	18
2	BAIC Motor Corp. Ltd.	29,000	18
	China SCE Group Holdings Ltd.	37,000	17
	China Lesso Group Holdings Ltd.	26,000	17
2	Orient Securities Co. Ltd.	24,800	16
*	Baozun Inc. ADR	400	16
	Zhenro Properties Group Ltd.	26,000	16
	Sinotrans Ltd.	41,000	15
2	Hua Hong Semiconductor Ltd.	7,000	15
*	BEST Inc. ADR	3,300	14
	China Overseas Property Holdings Ltd.	30,000	14
*	Canadian Solar Inc.	700	13
	China Overseas Grand Oceans Group Ltd.	27,000	12
	Oshidori International Holdings Ltd.	99,000	11
*	Ausnutria Dairy Corp. Ltd.	6,000	11
	Zhaojin Mining Industry Co. Ltd.	11,500	11
2	Haidilao International Holding Ltd.	3,000	11
*	GOME Retail Holdings Ltd.	107,000	11
*	Zai Lab Ltd. ADR	400	10
	Hangzhou Steam Turbine Co. Ltd. Class B	10,700	10
	Kaisa Group Holdings Ltd.	23,000	10
*	Jiangxi Bank Co. Ltd.	12,000	9
*	GCL-Poly Energy Holdings Ltd.	153,000	9
	China Yongda Automobiles Services Holdings Ltd.	11,000	9
	China Suntien Green Energy Corp. Ltd.	34,000	9
2	Fu Shou Yuan International Group Ltd.	11,000	9
	Chinasoft International Ltd.	18,000	9
*	Fullshare Holdings Ltd.	92,500	9
2	China Merchants Securities Co. Ltd.	7,400	9
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,000	8
	Times China Holdings Ltd.	5,000	8
*,2 Ping An Healthcare and Technology Co. Ltd.		1,800	8
*,2 Meitu Inc.		23,500	8
	Tiangong International Co. Ltd.	24,000	8

*	Dongyue Group Ltd.	11,000	7
*	Digital China Holdings Ltd.	15,000	7
	Greatview Aseptic Packaging Co. Ltd.	13,000	7
	China Maple Leaf Educational Systems Ltd.	18,000	7
*	21Vianet Group Inc. ADR	1,000	7
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	12,000	7
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	1,400	7
2	CSC Financial Co. Ltd.	9,500	7
*	Kasen International Holdings Ltd.	9,000	7
	NetDragon Websoft Holdings Ltd.	2,500	7
*	Zhongyu Gas Holdings Ltd.	7,000	7
2	Legend Holdings Corp.	2,700	7
*	Bilibili Inc. ADR	482	6
	Fufeng Group Ltd.	13,000	6
	Shandong Chenming Paper Holdings Ltd. Class B	13,800	6
*	NIO Inc. ADR	2,100	6
	China BlueChemical Ltd.	18,000	6
	Qingling Motors Co. Ltd.	22,000	6
*	Qudian Inc. ADR	900	6
	China Education Group Holdings Ltd.	4,000	6
*	JinkoSolar Holding Co. Ltd. ADR	300	6
	Bosideng International Holdings Ltd.	24,000	6
	China Water Affairs Group Ltd.	6,000	6
	Shandong Airlines Co. Ltd. Class B	5,000	6
*	Skyfame Realty Holdings Ltd.	34,000	5
*	Ronshine China Holdings Ltd.	4,500	5
	Vinda International Holdings Ltd.	3,000	5
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,700	5
	Lonking Holdings Ltd.	20,000	5
	Skyworth Digital Holdings Ltd.	20,000	5
*,2 China Logistics Property Holdings Co. Ltd.		15,000	5
	COSCO SHIPPING Energy Transportation Co. Ltd.	10,000	5
2	A-Living Services Co. Ltd.	3,500	5
	China ZhengTong Auto Services Holdings Ltd.	13,000	5
2	Zhou Hei Ya International Holdings Co. Ltd.	10,500	5
*	Jinchuan Group International Resources Co. Ltd.	59,000	5
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,900	5
	Guangdong Electric Power Development Co. Ltd. Class B	15,300	5
	Shanghai Highly Group Co. Ltd. Class B	5,900	5
2	China Yuhua Education Corp. Ltd.	12,000	5
	Tianneng Power International Ltd.	6,000	5
	Xinhua Winshare Publishing and Media Co. Ltd.	7,000	5
	Hisense Home Appliances Group Co. Ltd.	4,000	5
*	CAR Inc.	6,000	5
*	Greentown Service Group Co. Ltd.	6,000	5
*	Consun Pharmaceutical Group Ltd.	7,000	5
*	O-Net Technologies Group Ltd.	9,000	5
	Xtep International Holdings Ltd.	9,000	5
*,2 Yadea Group Holdings Ltd.		14,000	5
	Huangshan Tourism Development Co. Ltd. Class B	4,400	5
2	Shanghai Haohai Biological Technology Co. Ltd.	800	5
*	Leyou Technologies Holdings Ltd.	15,000	5
	Shanghai Diesel Engine Co. Ltd. Class B	8,100	5
*	Lifetech Scientific Corp.	22,000	5
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	12,800	5
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	9,500	4
*	Hi Sun Technology China Ltd.	30,000	4

*,2 Haichang Ocean Park Holdings Ltd.		24,000	4
*	Kama Co. Ltd. Class B	9,200	4
*	CMBC Capital Holdings Ltd.	140,000	4
	JNBY Design Ltd.	2,500	4
	Xingda International Holdings Ltd.	16,000	4
*	HengTen Networks Group Ltd.	172,000	4
	China Agri-Industries Holdings Ltd.	14,000	4
	China Dongxiang Group Co. Ltd.	34,000	4
	Concord New Energy Group Ltd.	90,000	4
*	Fang Holdings Ltd. ADR	3,400	4
	China High Speed Transmission Equipment Group Co. Ltd.	6,000	4
*	Sohu.com Ltd. ADR	300	4
	Texhong Textile Group Ltd.	3,500	4
2	Redco Group	10,000	4
*	Beijing Gas Blue Sky Holdings Ltd.	136,000	4
	Tongda Group Holdings Ltd.	50,000	4
*	Huayi Tencent Entertainment Co. Ltd.	180,000	4
	SOHO China Ltd.	12,500	4
*	Smartac Group China Holdings Ltd.	80,000	4
*	Beijing Enterprises Clean Energy Group Ltd.	280,000	4
*	Noah Holdings Ltd. ADR	100	4
*	Comba Telecom Systems Holdings Ltd.	20,000	4
*	Wise Talent Information Technology Co. Ltd.	1,400	4
*	China Water Industry Group Ltd.	28,000	3
*	Bitauto Holdings Ltd. ADR	300	3
2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	1,500	3
*	Changyou.com Ltd. ADR	138	3
*,§ Legend Holdings Corp. Rights		207	—
			12,190
Colombia (0.1%)
	Bancolombia SA Preference Shares	10,948	128
	Bancolombia SA	3,288	36
	Interconexion Electrica SA ESP	6,730	32
	Banco Davivienda SA Preference Shares	2,469	28
	Grupo Aval Acciones y Valores Preference Shares	73,540	26
	Corp Financiera Colombiana SA	1,554	11
	Almacenes Exito SA	2,040	8
			269
Czech Republic (0.0%)
	Komercni banka as	2,348	89

Denmark (1.3%)
	Novo Nordisk A/S Class B	28,765	1,354
	Vestas Wind Systems A/S	3,476	283
	DSV A/S	3,052	272
	Coloplast A/S Class B	2,291	243
	Chr Hansen Holding A/S	1,745	182
	Novozymes A/S	3,746	176
*	Genmab A/S	1,017	175
	GN Store Nord A/S	2,463	116
	ISS A/S	3,972	112
	Pandora A/S	1,823	68
	SimCorp A/S	611	59
*	Demant A/S	1,573	53
	Tryg A/S	1,641	51
	Ambu A/S Class B	3,031	47

	Jyske Bank A/S	1,228	46
	Topdanmark A/S	762	41
	H Lundbeck A/S	906	36
*	ALK-Abello A/S	123	28
	Schouw & Co. A/S	372	27
	Ringkjoebing Landbobank A/S	413	27
	Rockwool International A/S Class B	101	26
	Sydbank A/S	1,250	23
	Dfds A/S	609	23
*	Nilfisk Holding A/S	610	19
	Spar Nord Bank A/S	1,580	14
*,2 Netcompany Group A/S		188	7
*	Bavarian Nordic A/S	232	6
*	NKT A/S	309	5
*	Bang & Olufsen A/S	358	3
			3,522
Egypt (0.1%)
	Commercial International Bank Egypt SAE	28,764	123
*	Egyptian Financial Group-Hermes Holding Co.	8,534	8
	Juhayna Food Industries	7,059	5
	Orascom Construction plc	781	5
*	Medinet Nasr Housing	11,932	4
	Six of October Development & Investment	5,337	4
*	Ezz Steel Co. SAE	4,690	3
	Oriental Weavers	4,369	3
*	Palm Hills Developments SAE	16,134	2
*	Pioneers Holding for Financial Investments SAE	5,824	2
	Alexandria Mineral Oils Co.	3,937	1
			160
Finland (0.9%)
	Nokia Oyj	97,875	490
	Nordea Bank Abp	53,553	379
	Kone Oyj Class B	6,328	345
	Sampo Oyj Class A	7,645	331
	Elisa Oyj	2,762	123
	Wartsila OYJ Abp	8,227	120
	Stora Enso Oyj	10,079	106
	Nokian Renkaat Oyj	2,679	77
	Kesko Oyj Class B	1,348	71
	Orion Oyj Class B	2,088	68
	Metso Oyj	1,755	57
	Huhtamaki Oyj	1,377	52
	Valmet Oyj	1,909	44
	Tieto Oyj	1,319	37
	Kemira Oyj	2,307	32
	DNA Oyj	1,175	28
	Cargotec Oyj Class B	831	27
	Metsa Board Oyj	3,789	17
	Outokumpu Oyj	5,790	17
	Sanoma Oyj	1,656	15
	Ahlstrom-Munksjo Oyj	869	13
	YIT Oyj	1,180	7
	Cramo Oyj	268	5
*	Outotec Oyj	1,316	5
	Uponor Oyj	441	4
			2,470

France (5.5%)
	Sanofi	18,315	1,479
	L'Oreal SA	3,941	1,057
^	BNP Paribas SA	18,703	858
	Air Liquide SA	6,880	855
	Danone SA	9,625	769
	AXA SA	30,315	746
	Kering SA	1,262	657
	EssilorLuxottica SA	4,948	567
^	Orange SA	31,502	488
	Vivendi SA	15,920	429
^	Cie Generale des Etablissements Michelin SCA	3,070	352
	Hermes International	484	322
^	Legrand SA	4,673	314
	Societe Generale SA	12,417	311
	Peugeot SA	9,867	220
	Credit Agricole SA	19,352	220
	Teleperformance	1,095	210
	Publicis Groupe SA	3,673	201
	Veolia Environnement SA	8,603	199
	Edenred	4,346	198
	TechnipFMC plc	9,354	196
	Renault SA	3,125	188
	Sodexo SA	1,612	185
	Carrefour SA	9,794	184
	STMicroelectronics NV	11,414	173
	Getlink SE	9,218	142
	Gecina SA	920	132
	Eurazeo SE	1,850	129
	Klepierre SA	3,639	124
	SCOR SE	2,911	120
2	Euronext NV	1,609	115
^	Valeo SA	4,258	112
	Arkema SA	1,339	112
	Orpea	888	101
	SES SA Class A	6,674	101
	Suez	7,447	100
	Lagardere SCA	3,951	96
	Covivio	908	95
	Eurofins Scientific SE	206	94
*	Ingenico Group SA	1,093	87
	SEB SA	534	87
	Rexel SA	7,935	86
	Aeroports de Paris	498	85
	Wendel SA	669	85
	Rubis SCA	1,638	82
	Ipsen SA	665	79
^	Natixis SA	16,864	77
*,2 Worldline SA		1,235	74
	BioMerieux	685	56
	Elis SA	3,285	55
	Eutelsat Communications SA	2,991	53
2	Amundi SA	799	52
	ICADE	548	47
	CNP Assurances	2,067	44
	Iliad SA	380	44
	Sartorius Stedim Biotech	306	42

	JCDecaux SA	1,477	41
	Faurecia SA	1,058	39
	Nexity SA	875	39
*	Societe BIC SA	461	36
	Imerys SA	768	33
	Casino Guichard Perrachon SA	840	32
	Korian SA	804	32
*	Air France-KLM	3,286	28
2	ALD SA	1,798	27
	Sopra Steria Group	234	27
*	SOITEC	318	27
	Gaztransport Et Technigaz SA	285	26
	Metropole Television SA	1,352	24
	Cie Plastic Omnium SA	1,050	24
*	Fnac Darty SA	311	24
2	Elior Group SA	1,988	23
	Mercialys SA	1,640	20
	Vicat SA	393	20
*	CGG SA	12,611	19
2	Maisons du Monde SA	858	17
	Tarkett SA	706	15
	IPSOS	389	11
	Trigano SA	99	8
	Neopost SA	340	7
*	Virbac SA	38	7
*	DBV Technologies SA	384	7
	Coface SA	676	7
	Albioma SA	268	6
	Eramet	97	6
	Akka Technologies	83	5
2	Europcar Mobility Group	786	5
	Rothschild & Co.	174	5
	Beneteau SA	430	5
	LISI	162	5
	Interparfums SA	103	5
*	Technicolor SA	4,381	5
*	Altarea SCA	21	4
*,2 SMCP SA		262	4
	Esso SA Francaise	129	3
*	Bourbon Corp.	267	1
			14,765
Germany (5.9%)
	SAP SE	16,308	2,009
	Allianz SE	6,732	1,491
	Bayer AG	16,172	956
	adidas AG	3,213	917
	Daimler AG	14,707	762
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,345	566
	Deutsche Post AG	16,726	492
	Vonovia SE	8,518	446
	Deutsche Boerse AG	3,010	414
	Infineon Technologies AG	20,638	368
	Fresenius SE & Co. KGaA	7,025	356
	Wirecard AG	1,918	300
	Fresenius Medical Care AG & Co. KGaA	3,678	268
	Continental AG	1,915	260
	Henkel AG & Co. KGaA	3,001	260

	Bayerische Motoren Werke AG	3,576	248
	Deutsche Bank AG	34,782	236
	Merck KGaA	2,290	221
	Symrise AG Class A	2,253	211
	Beiersdorf AG	1,798	207
	HeidelbergCement AG	2,701	200
	MTU Aero Engines AG	907	196
	Bayerische Motoren Werke AG Preference Shares	2,884	171
	Brenntag AG	3,453	160
*	QIAGEN NV	4,040	154
	Henkel AG & Co. KGaA Preference Shares	1,641	150
	Hannover Rueck SE	932	140
	LEG Immobilien AG	1,122	134
	Commerzbank AG	18,994	133
2	Covestro AG	2,788	122
	Sartorius AG Preference Shares	629	119
	LANXESS AG	2,137	107
*,2 Zalando SE		2,604	103
2	Scout24 AG	1,981	98
*	Aroundtown SA	11,063	94
*,2 Delivery Hero SE		2,112	91
	GEA Group AG	3,230	89
	Puma SE	149	87
	Deutsche Lufthansa AG	4,516	86
	Evonik Industries AG	3,244	85
	HUGO BOSS AG	1,431	83
*	ProSiebenSat.1 Media SE	4,701	77
	K&S AG	4,354	74
*	MorphoSys AG	719	69
	KION Group AG	1,231	67
	Bechtle AG	521	58
	Axel Springer SE	864	53
	OSRAM Licht AG	1,792	53
	FUCHS PETROLUB SE	1,394	49
	alstria office REIT-AG	3,042	48
	Grand City Properties SA	1,805	46
	CTS Eventim AG & Co. KGaA	994	45
	Carl Zeiss Meditec AG	473	44
*	Evotec SE	1,847	44
	TAG Immobilien AG	1,874	44
	Freenet AG	2,264	44
	TLG Immobilien AG	1,480	43
	Fraport AG Frankfurt Airport Services Worldwide	542	43
	Nemetschek SE	277	42
	Hella GmbH & Co. KGaA	903	42
	METRO AG	2,587	41
	Aareal Bank AG	1,371	40
*	Dialog Semiconductor plc	1,215	38
	RTL Group SA	776	37
2	Innogy SE	817	37
2	Deutsche Pfandbriefbank AG	2,681	37
	GRENKE AG	379	36
	HOCHTIEF AG	304	36
*	Gerresheimer AG	499	36
	Software AG	1,055	34
	Fuchs Petrolub SE Preference Shares	874	34
	Rational AG	51	32

	Telefonica Deutschland Holding AG	11,048	31
*	Stroeer SE & Co. KGaA	451	30
	CANCOM SE	620	30
	Jenoptik AG	927	29
2	ADO Properties SA	530	29
	Aurubis AG	632	28
	CompuGroup Medical SE	411	28
	Duerr AG	811	27
	Jungheinrich AG Preference Shares	905	25
	Norma Group SE	645	25
	Krones AG	316	25
	Pfeiffer Vacuum Technology AG	172	24
	Deutz AG	2,915	24
	Talanx AG	604	24
	1&1 Drillisch AG	777	24
	Siltronic AG	327	22
	DMG Mori AG	455	22
	Salzgitter AG	785	20
	S&T AG	926	20
	Wacker Chemie AG	251	20
	PATRIZIA Immobilien AG	1,016	20
*	Nordex SE	1,327	19
	Schaeffler AG Preference Shares	2,248	17
*	CECONOMY AG	2,885	16
	DIC Asset AG	1,490	16
*	AIXTRON SE	1,618	16
	Koenig & Bauer AG	378	15
	Wacker Neuson SE	574	13
	Suedzucker AG	741	11
	Stabilus SA	270	11
	KWS Saat SE	157	11
	MAN SE	123	9
	RIB Software SE	429	8
*	zooplus AG	74	8
*	Varta AG	125	7
*	Hypoport AG	31	7
*,2 Befesa SA		155	6
	Isra Vision AG	172	6
	Washtec AG	87	6
*	Leoni AG	367	6
	CropEnergies AG	848	6
	Hornbach Holding AG & Co. KGaA	99	5
	Draegerwerk AG & Co. KGaA	110	5
*	Heidelberger Druckmaschinen AG	2,926	4
	Takkt AG	303	4
	Kloeckner & Co. SE	727	4
			15,776
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,868	53
	Eurobank Ergasias SA	43,647	43
	JUMBO SA	2,220	39
*	Alpha Bank AE	20,620	39
	National Bank of Greece SA	6,716	18
*	Piraeus Bank SA	4,325	14
	Titan Cement Co. SA	652	13
	Holding Co. ADMIE IPTO SA	2,675	6
	Fourlis Holdings SA	895	5

* GEK Terna Holding Real Estate Construction SA	653	4
Sarantis SA	143	1
		235
Hong Kong (2.5%)
AIA Group Ltd.	206,000	1,935
Hong Kong Exchanges & Clearing Ltd.	21,500	684
Link REIT	34,000	407
CK Asset Holdings Ltd.	47,000	340
Hang Seng Bank Ltd.	12,400	311
BOC Hong Kong Holdings Ltd.	63,500	244
New World Development Co. Ltd.	113,000	167
* China Mengniu Dairy Co. Ltd.	45,000	164
Wheelock & Co. Ltd.	24,000	158
Swire Pacific Ltd. Class A	9,500	112
CK Infrastructure Holdings Ltd.	14,000	108
Hang Lung Properties Ltd.	51,000	108
Hysan Development Co. Ltd.	20,000	104
Sino Land Co. Ltd.	64,000	102
Bank of East Asia Ltd.	31,000	97
Lenovo Group Ltd.	138,000	96
MTR Corp. Ltd.	15,000	92
PCCW Ltd.	150,000	85
Swire Properties Ltd.	19,600	81
Henderson Land Development Co. Ltd.	15,400	80
AAC Technologies Holdings Inc.	14,000	74
Wharf Holdings Ltd.	29,000	74
ASM Pacific Technology Ltd.	7,300	71
Vitasoy International Holdings Ltd.	12,000	64
NWS Holdings Ltd.	31,000	61
2 Samsonite International SA	27,300	56
Hang Lung Group Ltd.	19,000	51
Fortune REIT	36,000	47
Kerry Properties Ltd.	10,500	40
Yue Yuen Industrial Holdings Ltd.	13,500	38
Sun Art Retail Group Ltd.	41,000	36
Champion REIT	43,000	35
Minth Group Ltd.	12,000	35
Cafe de Coral Holdings Ltd.	14,000	34
Xinyi Solar Holdings Ltd.	60,000	33
2 BOC Aviation Ltd.	3,900	33
Great Eagle Holdings Ltd.	6,000	27
VTech Holdings Ltd.	3,100	26
Cathay Pacific Airways Ltd.	16,000	23
PRADA SPA	7,900	22
Value Partners Group Ltd.	32,000	21
Kerry Logistics Network Ltd.	11,500	19
Li & Fung Ltd.	116,000	17
L'Occitane International SA	9,250	17
Johnson Electric Holdings Ltd.	8,500	16
K Wah International Holdings Ltd.	26,000	15
Haitong International Securities Group Ltd.	50,000	15
SITC International Holdings Co. Ltd.	14,000	14
* MMG Ltd.	44,000	14
IGG Inc.	10,000	12
Hongkong & Shanghai Hotels Ltd.	7,500	11
Man Wah Holdings Ltd.	26,400	11
HKBN Ltd.	6,500	10

	Luk Fook Holdings International Ltd.	3,000	10
*,2 Razer Inc.		45,000	9
	Asia Cement China Holdings Corp.	5,500	7
*	COFCO Meat Holdings Ltd.	21,000	7
*	Suncity Group Holdings Ltd.	30,000	7
	Pacific Basin Shipping Ltd.	37,000	7
*	Honghua Group Ltd.	75,000	6
*	Camsing International Holding Ltd.	6,000	6
	Mandarin Oriental International Ltd.	2,900	5
*	Gemdale Properties & Investment Corp. Ltd.	44,000	5
*	NewOcean Energy Holdings Ltd.	22,000	5
	Anton Oilfield Services Group	40,000	5
*	Beijing Sports and Entertainment Industry Group Ltd.	17,500	5
	CITIC Telecom International Holdings Ltd.	12,000	4
	Lifestyle International Holdings Ltd.	3,000	4
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,000	4
	China Harmony New Energy Auto Holding Ltd.	12,500	4
	Guotai Junan International Holdings Ltd.	25,000	4
*	Truly International Holdings Ltd.	28,000	4
*	Microport Scientific Corp.	5,000	4
	SA Sa International Holdings Ltd.	14,000	4
*	Digital Domain Holdings Ltd.	260,000	4
	Inspur International Ltd.	8,000	4
	Mega Expo Holdings Ltd.	10,000	3
			6,674
Hungary (0.1%)
	OTP Bank Nyrt	4,054	169
	Richter Gedeon Nyrt	3,828	69
			238
India (2.8%)
	Housing Development Finance Corp. Ltd.	29,555	928
	Infosys Ltd.	65,412	690
	Tata Consultancy Services Ltd.	15,449	487
*	Axis Bank Ltd.	32,389	378
	Hindustan Unilever Ltd.	12,149	313
*	State Bank of India	34,712	176
	Bajaj Finance Ltd.	3,414	171
	Bharti Airtel Ltd.	31,613	159
	HCL Technologies Ltd.	10,036	158
	UltraTech Cement Ltd.	2,266	155
	Sun Pharmaceutical Industries Ltd.	21,212	125
	Wipro Ltd.	29,490	121
	Asian Paints Ltd.	5,846	119
	Titan Co. Ltd.	6,672	118
	UPL Ltd.	8,024	115
	JSW Steel Ltd.	29,027	114
	NTPC Ltd.	54,129	104
	Bajaj Finserv Ltd.	852	100
	Hero MotoCorp Ltd.	2,156	83
	Godrej Consumer Products Ltd.	7,851	78
	Yes Bank Ltd.	27,977	60
	Bharti Infratel Ltd.	15,360	59
	Nestle India Ltd.	354	59
	Indiabulls Housing Finance Ltd.	4,944	56
	Dr Reddy's Laboratories Ltd.	1,390	53
	Eicher Motors Ltd.	185	53

	Piramal Enterprises Ltd.	1,605	51
	Bajaj Auto Ltd.	1,203	51
*	Tata Motors Ltd.	18,675	46
	Zee Entertainment Enterprises Ltd.	8,187	42
	Dabur India Ltd.	7,189	41
*,2 RBL Bank Ltd.		4,126	41
	Tata Steel Ltd.	5,688	40
	Shriram Transport Finance Co. Ltd.	2,271	38
	Marico Ltd.	6,353	34
	Cipla Ltd.	4,106	33
	Hindalco Industries Ltd.	11,451	33
	Havells India Ltd.	2,929	32
	Ambuja Cements Ltd.	9,467	31
	Petronet LNG Ltd.	8,665	31
	Shree Cement Ltd.	99	31
	Federal Bank Ltd.	19,322	30
2	InterGlobe Aviation Ltd.	1,230	30
	Lupin Ltd.	2,763	30
	Britannia Industries Ltd.	691	29
	Power Grid Corp. of India Ltd.	9,800	27
	Mindtree Ltd.	1,797	25
	Info Edge India Ltd.	833	25
2	ICICI Prudential Life Insurance Co. Ltd.	4,416	25
	Mahindra & Mahindra Financial Services Ltd.	3,961	24
	Bosch Ltd.	91	23
*	Vodafone Idea Ltd.	111,861	22
	Divi's Laboratories Ltd.	963	22
	LIC Housing Finance Ltd.	2,680	22
*	Bharat Financial Inclusion Ltd.	1,420	20
	IDFC First Bank Ltd.	30,969	20
	Apollo Hospitals Enterprise Ltd.	1,116	20
	Container Corp. Of India Ltd.	2,588	20
2	AU Small Finance Bank Ltd.	1,918	19
	Ashok Leyland Ltd.	14,824	19
	Crompton Greaves Consumer Electricals Ltd.	5,364	18
	Rajesh Exports Ltd.	1,924	18
	Jubilant Foodworks Ltd.	960	18
	REC Ltd.	8,509	18
	Bajaj Holdings & Investment Ltd.	333	17
	Indian Hotels Co. Ltd.	7,236	16
	Bank of Baroda	8,486	16
	Colgate-Palmolive India Ltd.	973	16
	Gillette India Ltd.	148	16
	Hindustan Zinc Ltd.	4,257	15
	Mphasis Ltd.	1,023	15
*	Power Finance Corp. Ltd.	8,107	14
	DLF Ltd.	5,259	14
*	Max Financial Services Ltd.	2,229	14
	Glenmark Pharmaceuticals Ltd.	1,823	14
	NMDC Ltd.	9,795	14
	GlaxoSmithKline Consumer Healthcare Ltd.	134	14
	Tata Power Co. Ltd.	14,381	14
	ABB India Ltd.	626	14
	CESC Ltd.	1,312	14
	Edelweiss Financial Services Ltd.	4,784	14
	TVS Motor Co. Ltd.	2,003	14
	Castrol India Ltd.	6,536	14

	Alkem Laboratories Ltd.	536	14
	Oracle Financial Services Software Ltd.	281	14
*	AIA Engineering Ltd.	535	14
*	Adani Transmission Ltd.	3,985	14
*	Fortis Healthcare Ltd.	7,314	13
	Berger Paints India Ltd.	2,713	13
	PI Industries Ltd.	775	13
	Bharat Electronics Ltd.	7,799	13
	City Union Bank Ltd.	4,097	12
	Tata Global Beverages Ltd.	3,494	12
	Voltas Ltd.	1,414	12
	L&T Finance Holdings Ltd.	6,036	12
	Muthoot Finance Ltd.	1,227	11
	Manappuram Finance Ltd.	5,742	11
	Torrent Pharmaceuticals Ltd.	493	11
	Cholamandalam Financial Holdings Ltd.	1,545	11
	Kansai Nerolac Paints Ltd.	1,648	11
	Cholamandalam Investment and Finance Co. Ltd.	482	11
*	Dalmia Bharat Ltd.	621	11
	Apollo Tyres Ltd.	3,748	10
*	Punjab National Bank	8,972	10
*	GRUH Finance Ltd.	2,265	10
	Cadila Healthcare Ltd.	2,846	10
*,§ India Infoline		3,227	10
	Mahanagar Gas Ltd.	789	10
	Cummins India Ltd.	880	10
	Natco Pharma Ltd.	1,306	10
*	Aditya Birla Capital Ltd.	6,712	10
*	Godrej Properties Ltd.	746	10
*	Oberoi Realty Ltd.	1,178	10
	Sundaram Finance Ltd.	378	9
	Ipca Laboratories Ltd.	686	9
*	Steel Authority of India Ltd.	12,672	9
	Indraprastha Gas Ltd.	1,877	9
*,2 Godrej Agrovet Ltd.		1,247	9
	Kajaria Ceramics Ltd.	976	9
	Ramco Cements Ltd.	759	9
	IIFL Holdings Ltd.	3,227	9
	Tata Communications Ltd.	1,129	9
	Emami Ltd.	1,735	9
	Gujarat Gas Ltd.	3,258	9
	DCB Bank Ltd.	2,541	9
	Varun Beverages Ltd.	626	8
	Gujarat State Petronet Ltd.	3,007	8
	NCC Ltd.	5,933	8
*	TeamLease Services Ltd.	192	8
	Exide Industries Ltd.	2,696	8
	Indiabulls Ventures Ltd.	1,918	8
	PVR Ltd.	321	8
	Supreme Industries Ltd.	527	8
	Great Eastern Shipping Co. Ltd.	2,017	8
	Care Ratings Ltd.	582	8
	Phoenix Mills Ltd.	859	8
	Thomas Cook India Ltd.	2,373	8
	Bajaj Consumer Care Ltd.	1,625	8
	Whirlpool of India Ltd.	375	8
*	Astral Poly Technik Ltd.	413	8

*	3M India Ltd.	24	8
	NIIT Technologies Ltd.	416	8
	Sundram Fasteners Ltd.	990	8
	Godrej Industries Ltd.	1,095	8
	KRBL Ltd.	1,503	8
*	Aditya Birla Fashion and Retail Ltd.	2,518	8
2	Dr Lal PathLabs Ltd.	496	7
	Prestige Estates Projects Ltd.	1,762	7
	Pfizer Ltd.	160	7
*	Aarti Industries Ltd.	265	7
*	Canara Bank	1,834	7
	Jubilant Life Sciences Ltd.	988	7
	Balkrishna Industries Ltd.	623	7
2	Laurus Labs Ltd.	1,344	7
*	Just Dial Ltd.	630	7
2	HDFC Asset Management Co. Ltd.	272	7
	GE Power India Ltd.	546	7
	Hexaware Technologies Ltd.	1,324	7
*	Mahindra CIE Automotive Ltd.	1,942	7
	EIH Ltd.	2,553	7
	WABCO India Ltd.	74	7
	Motilal Oswal Financial Services Ltd.	582	7
	SRF Ltd.	162	7
*	Jammu & Kashmir Bank Ltd.	7,673	7
	Kaveri Seed Co. Ltd.	830	7
	Thermax Ltd.	447	7
	Gujarat Fluorochemicals Ltd.	432	7
	Escorts Ltd.	754	6
	Sobha Ltd.	820	6
	PTC India Ltd.	6,464	6
	Gujarat Pipavav Port Ltd.	5,169	6
*	Bata India Ltd.	334	6
	Karnataka Bank Ltd.	3,919	6
	Bayer CropScience Ltd.	115	6
	Mangalore Refinery & Petrochemicals Ltd.	6,888	6
*,2 Quess Corp. Ltd.		673	6
	Coromandel International Ltd.	1,002	6
*	V-Guard Industries Ltd.	1,797	6
	eClerx Services Ltd.	461	6
	Welspun Corp. Ltd.	2,977	6
	NBCC India Ltd.	6,806	6
	Century Textiles & Industries Ltd.	410	6
	Karur Vysya Bank Ltd.	5,392	6
	Gateway Distriparks Ltd.	2,864	6
	Welspun India Ltd.	7,521	6
	Symphony Ltd.	269	6
	Chambal Fertilizers and Chemicals Ltd.	2,154	6
*,2 PNB Housing Finance Ltd.		482	6
2	Endurance Technologies Ltd.	331	6
2	Syngene International Ltd.	594	6
	Bombay Burmah Trading Co.	341	6
	Alembic Pharmaceuticals Ltd.	764	6
	JM Financial Ltd.	4,118	6
	Redington India Ltd.	3,906	6
*	Equitas Holdings Ltd.	2,812	6
	Persistent Systems Ltd.	672	6
	Multi Commodity Exchange of India Ltd.	482	6

	India Cements Ltd.	3,647	6
	Ajanta Pharma Ltd.	367	6
	Indian Bank	1,384	6
	Finolex Cables Ltd.	829	5
	Graphite India Ltd.	892	5
*,2 Eris Lifesciences Ltd.		715	5
*	Oriental Bank of Commerce	3,711	5
2	Dilip Buildcon Ltd.	627	5
	HEG Ltd.	207	5
	Minda Industries Ltd.	1,049	5
	Vakrangee Ltd.	7,509	5
	Jindal Saw Ltd.	3,964	5
	TTK Prestige Ltd.	49	5
	Strides Pharma Science Ltd.	811	5
*	Union Bank of India	4,490	5
	VA Tech Wabag Ltd.	1,069	5
*	Future Consumer Ltd.	7,924	5
	V-Mart Retail Ltd.	137	5
	IDFC Ltd.	8,946	5
	South Indian Bank Ltd.	23,694	5
*	Andhra Bank	13,158	5
	Blue Dart Express Ltd.	120	5
	Birlasoft Ltd.	3,375	5
	Avanti Feeds Ltd.	851	5
	GE T&D India Ltd.	1,215	5
	National Aluminium Co. Ltd.	6,174	4
	Arvind Ltd.	4,177	4
	Repco Home Finance Ltd.	769	4
	Ceat Ltd.	311	4
	Amara Raja Batteries Ltd.	475	4
*	IFCI Ltd.	30,552	4
*	Corp Bank	11,787	4
	IRB Infrastructure Developers Ltd.	2,377	4
*	Shipping Corp. of India Ltd.	8,969	4
*	Indian Overseas Bank	24,184	4
*	DEN Networks Ltd.	5,078	4
	Jain Irrigation Systems Ltd.	5,772	4
	Dewan Housing Finance Corp. Ltd.	2,507	4
*	Allahabad Bank	6,088	4
	Dish TV India Ltd.	9,401	4
*	TV18 Broadcast Ltd.	9,782	4
*	Sun Pharma Advanced Research Co. Ltd.	1,830	4
*	Central Bank of India	10,642	4
	Sterlite Technologies Ltd.	1,514	4
*	Suzlon Energy Ltd.	48,037	4
*	Sintex Plastics Technology Ltd.	17,148	4
*	RattanIndia Power Ltd.	103,668	3
	Reliance Capital Ltd.	1,840	3
	Cox & Kings Ltd.	2,404	3
	Sintex Industries Ltd.	35,067	3
	McLeod Russel India Ltd.	5,787	3
			7,583
Indonesia (0.4%)
	Bank Rakyat Indonesia Persero Tbk PT	923,700	266
*	Telekomunikasi Indonesia Persero Tbk PT	798,000	219
	Bank Mandiri Persero Tbk PT	331,200	179
	Bank Negara Indonesia Persero Tbk PT	163,100	96

Unilever Indonesia Tbk PT	21,400	67
Indofood CBP Sukses Makmur Tbk PT	55,300	38
Indofood Sukses Makmur Tbk PT	81,400	38
Kalbe Farma Tbk PT	344,000	34
Barito Pacific Tbk PT	76,800	18
Bank Tabungan Negara Persero Tbk PT	94,700	16
* Pabrik Kertas Tjiwi Kimia Tbk PT	22,200	16
Pakuwon Jati Tbk PT	261,200	13
Ciputra Development Tbk PT	172,100	12
Summarecon Agung Tbk PT	121,000	9
* XL Axiata Tbk PT	40,000	8
Ace Hardware Indonesia Tbk PT	65,600	8
Wijaya Karya Persero Tbk PT	39,500	6
Lippo Karawaci Tbk PT	275,200	6
* Bumi Serpong Damai Tbk PT	57,300	5
* Panin Financial Tbk PT	210,700	5
PP Persero Tbk PT	36,200	5
Waskita Karya Persero Tbk PT	38,300	5
Ramayana Lestari Sentosa Tbk PT	41,400	5
* Kresna Graha Investama Tbk PT	112,700	5
Surya Citra Media Tbk PT	39,400	5
AKR Corporindo Tbk PT	15,900	4
Mitra Adiperkasa Tbk PT	68,800	4
* Trada Alam Minera Tbk PT	477,100	4
* Vale Indonesia Tbk PT	19,600	4
		1,100
Ireland (0.3%)
Kerry Group plc Class A	2,488	287
Kingspan Group plc	2,676	139
Bank of Ireland Group plc	17,855	95
AIB Group plc	11,591	48
Glanbia plc	2,806	47
Green REIT plc	22,133	43
Dalata Hotel Group plc	4,099	24
* Cairn Homes plc	15,088	21
Irish Continental Group plc	1,849	9
Hibernia REIT plc	1,810	3
		716
Israel (0.4%)
* Nice Ltd.	1,219	170
Bank Leumi Le-Israel BM	22,988	154
* Teva Pharmaceutical Industries Ltd.	17,213	148
Bank Hapoalim BM	17,334	125
Israel Discount Bank Ltd. Class A	25,610	98
Israel Chemicals Ltd.	12,809	64
* Mizrahi Tefahot Bank Ltd.	2,719	60
First International Bank Of Israel Ltd.	1,727	41
Strauss Group Ltd.	1,339	35
Azrieli Group Ltd.	471	28
* Tower Semiconductor Ltd.	1,674	25
Bezeq The Israeli Telecommunication Corp. Ltd.	36,574	23
Paz Oil Co. Ltd.	134	19
* Nova Measuring Instruments Ltd.	680	17
* Shikun & Binui Ltd.	4,180	12
Gazit-Globe Ltd.	1,409	11
Harel Insurance Investments & Financial Services Ltd.	1,042	8

* Clal Insurance Enterprises Holdings Ltd.	417	7
AudioCodes Ltd.	396	6
Reit 1 Ltd.	1,249	6
		1,057
Italy (1.7%)
Intesa Sanpaolo SPA (Registered)	256,422	523
UniCredit SPA	39,572	449
Assicurazioni Generali SPA	19,114	335
Ferrari NV	2,165	308
Fiat Chrysler Automobiles NV	19,332	246
Snam SPA	39,392	198
CNH Industrial NV	19,090	165
Terna Rete Elettrica Nazionale SPA	24,994	153
Mediobanca Banca di Credito Finanziario SPA	14,430	133
EXOR NV	2,103	132
Moncler SPA	3,419	126
Telecom Italia SPA (Bearer)	216,405	101
Tenaris SA	8,619	101
FinecoBank Banca Fineco SPA	8,940	92
Recordati SPA	1,553	64
2 Poste Italiane SPA	5,597	54
* Telecom Italia SPA (Registered)	92,941	46
Hera SPA	11,818	43
Unipol Gruppo SPA	9,078	42
Tamburi Investment Partners SPA	6,237	41
Societa Cattolica di Assicurazioni SC	5,056	41
Autogrill SPA	3,798	38
2 Pirelli & C SPA	6,606	38
Interpump Group SPA	1,278	37
Amplifon SPA	1,682	37
* Banco BPM SPA	19,169	36
Iren SPA	14,352	36
^ Unione di Banche Italiane SPA	13,928	35
Banca Mediolanum SPA	5,260	35
* Saipem SPA	8,021	34
2 Infrastrutture Wireless Italiane SPA	3,734	34
Azimut Holding SPA	2,030	34
DiaSorin SPA	325	33
Banca Generali SPA	1,278	32
Buzzi Unicem SPA	1,643	32
Brembo SPA	2,943	32
A2A SPA	19,170	31
Banca Popolare di Sondrio SCPA	13,219	30
Salvatore Ferragamo SPA	1,402	29
Cerved Group SPA	3,196	28
Italgas SPA	4,404	28
2 Enav SPA	5,137	28
IMA Industria Macchine Automatiche SPA	359	28
Reply SPA	422	27
De' Longhi SPA	1,201	24
BPER Banca	6,100	23
2 Technogym SPA	1,799	21
Brunello Cucinelli SPA	652	20
^ UnipolSai Assicurazioni SPA	8,031	19
2 Anima Holding SPA	6,173	19
Danieli & C Officine Meccaniche SPA	1,043	18
Tod's SPA	291	14

	ASTM SPA	515	14
	ERG SPA	539	10
	Saras SPA	7,004	10
	Datalogic SPA	517	10
	Maire Tecnimont SPA	3,314	9
	MARR SPA	335	7
	Societa Iniziative Autostradali e Servizi SPA	396	7
*	Juventus Football Club SPA	3,610	6
	Piaggio & C SPA	1,910	5
*,2 OVS SPA		2,794	5
2	doBank SPA	350	4
	Buzzi Unicem SPA Saving Shares	265	4
	Banca IFIS SPA	249	3
			4,397
Japan (18.0%)
	Toyota Motor Corp.	41,500	2,438
	SoftBank Group Corp.	14,900	1,382
	Sony Corp.	21,800	1,045
	Mitsubishi UFJ Financial Group Inc.	203,200	933
	Takeda Pharmaceutical Co. Ltd.	26,257	893
	KDDI Corp.	29,300	750
	Sumitomo Mitsui Financial Group Inc.	21,000	728
	Honda Motor Co. Ltd.	29,300	721
	Kao Corp.	8,600	667
	Recruit Holdings Co. Ltd.	20,800	660
	East Japan Railway Co.	6,000	568
	Nintendo Co. Ltd.	1,600	565
	Shin-Etsu Chemical Co. Ltd.	6,800	562
	Tokio Marine Holdings Inc.	11,200	555
	Mizuho Financial Group Inc.	391,000	551
	Nidec Corp.	4,300	533
	Daiichi Sankyo Co. Ltd.	11,000	531
	Nippon Telegraph & Telephone Corp.	10,900	488
	Shiseido Co. Ltd.	6,500	466
	Astellas Pharma Inc.	34,500	462
	Fast Retailing Co. Ltd.	800	460
	Seven & i Holdings Co. Ltd.	13,600	458
	Canon Inc.	16,200	456
	NTT DOCOMO Inc.	19,400	446
	Oriental Land Co. Ltd.	3,600	438
	Murata Manufacturing Co. Ltd.	10,100	431
	Hoya Corp.	6,200	429
	Tokyo Electron Ltd.	3,100	417
	Mitsui Fudosan Co. Ltd.	16,200	391
	Mitsubishi Estate Co. Ltd.	20,300	372
	Softbank Corp.	27,200	353
	Suzuki Motor Corp.	7,200	341
	Daiwa House Industry Co. Ltd.	11,100	332
	Terumo Corp.	11,100	314
	Kyocera Corp.	5,100	310
	ORIX Corp.	21,600	305
	Kubota Corp.	19,700	300
	Secom Co. Ltd.	3,500	299
	Panasonic Corp.	37,000	292
	FUJIFILM Holdings Corp.	5,900	281
	Denso Corp.	7,300	281
	Eisai Co. Ltd.	4,600	270

Dai-ichi Life Holdings Inc.	18,700	269
Shionogi & Co. Ltd.	4,900	267
Chugai Pharmaceutical Co. Ltd.	3,900	259
West Japan Railway Co.	3,300	258
Otsuka Holdings Co. Ltd.	7,700	257
Subaru Corp.	10,700	247
Sysmex Corp.	3,500	242
MS&AD Insurance Group Holdings Inc.	7,500	237
Fujitsu Ltd.	3,500	236
Sumitomo Realty & Development Co. Ltd.	6,200	228
Sumitomo Mitsui Trust Holdings Inc.	6,000	219
Aeon Co. Ltd.	12,300	212
Sompo Holdings Inc.	5,600	211
Asahi Kasei Corp.	20,600	211
Nissan Motor Co. Ltd.	29,300	199
Japan Post Holdings Co. Ltd.	17,900	198
Unicharm Corp.	6,200	185
Bandai Namco Holdings Inc.	3,700	181
Nomura Holdings Inc.	57,500	180
Omron Corp.	3,700	174
Toray Industries Inc.	25,300	173
Chubu Electric Power Co. Inc.	12,300	168
Sumitomo Electric Industries Ltd.	13,900	167
Pan Pacific International Holdings Corp.	2,700	167
Resona Holdings Inc.	39,300	166
Sekisui House Ltd.	10,200	163
Toyota Industries Corp.	3,100	158
Kintetsu Group Holdings Co. Ltd.	3,300	158
Rakuten Inc.	14,900	154
Ono Pharmaceutical Co. Ltd.	8,700	153
Yakult Honsha Co. Ltd.	2,700	153
Ajinomoto Co. Inc.	8,800	150
Tokyu Corp.	8,400	149
NEC Corp.	4,000	148
Yamaha Corp.	3,200	143
Japan Exchange Group Inc.	9,200	142
M3 Inc.	7,500	141
Mitsubishi Chemical Holdings Corp.	21,600	141
Kajima Corp.	10,300	141
Nisshin Seifun Group Inc.	6,000	139
Nitto Denko Corp.	3,200	139
Yamato Holdings Co. Ltd.	6,800	137
Sumitomo Metal Mining Co. Ltd.	5,200	136
Dentsu Inc.	4,100	133
NTT Data Corp.	11,200	133
MEIJI Holdings Co. Ltd.	1,900	133
Yaskawa Electric Corp.	4,600	132
Mazda Motor Corp.	13,400	130
Daito Trust Construction Co. Ltd.	1,000	130
Sekisui Chemical Co. Ltd.	8,800	129
Daiwa Securities Group Inc.	28,900	126
Odakyu Electric Railway Co. Ltd.	5,100	126
Sumitomo Chemical Co. Ltd.	29,100	125
Shimadzu Corp.	5,000	124
Yahoo Japan Corp.	42,900	123
Tobu Railway Co. Ltd.	4,200	122
Ricoh Co. Ltd.	12,600	122

Dai Nippon Printing Co. Ltd.	5,600	121
Keihan Holdings Co. Ltd.	2,800	121
Santen Pharmaceutical Co. Ltd.	8,400	120
T&D Holdings Inc.	11,600	120
Aisin Seiki Co. Ltd.	3,600	119
AGC Inc.	3,700	118
Nagoya Railroad Co. Ltd.	4,300	118
Suntory Beverage & Food Ltd.	2,800	116
Toho Co. Ltd.	2,700	116
TDK Corp.	1,700	114
Nippon Paint Holdings Co. Ltd.	2,900	114
MINEBEA MITSUMI Inc.	7,800	113
Isuzu Motors Ltd.	10,100	111
Konami Holdings Corp.	2,300	108
Shizuoka Bank Ltd.	13,700	108
TOTO Ltd.	2,900	107
Hamamatsu Photonics KK	3,000	107
Concordia Financial Group Ltd.	27,900	106
NH Foods Ltd.	2,600	105
Marui Group Co. Ltd.	5,000	104
Azbil Corp.	4,400	103
Keikyu Corp.	6,100	103
Toyo Suisan Kaisha Ltd.	2,600	102
Sohgo Security Services Co. Ltd.	2,100	101
FamilyMart UNY Holdings Co. Ltd.	4,100	98
Seiko Epson Corp.	6,700	98
Air Water Inc.	6,600	98
SBI Holdings Inc.	4,200	96
Teijin Ltd.	5,900	96
Nikon Corp.	6,900	94
NSK Ltd.	11,800	94
Brother Industries Ltd.	5,500	94
Lion Corp.	4,800	93
Alfresa Holdings Corp.	3,700	93
Pigeon Corp.	2,400	91
Advantest Corp.	3,900	91
ANA Holdings Inc.	2,700	90
Yamaha Motor Co. Ltd.	5,300	90
Tohoku Electric Power Co. Inc.	8,800	90
Mitsui Chemicals Inc.	4,000	87
Konica Minolta Inc.	9,800	86
Oji Holdings Corp.	16,600	86
Bank of Kyoto Ltd.	2,200	85
Kyowa Hakko Kirin Co. Ltd.	4,500	85
Japan Airlines Co. Ltd.	2,700	85
Kuraray Co. Ltd.	7,400	84
CyberAgent Inc.	2,200	84
Alps Alpine Co. Ltd.	5,100	84
Mitsubishi Materials Corp.	3,200	83
Taiheiyo Cement Corp.	2,800	82
Hikari Tsushin Inc.	400	81
Suzuken Co. Ltd./Aichi	1,300	80
Hisamitsu Pharmaceutical Co. Inc.	2,000	80
Aozora Bank Ltd.	3,300	80
Rohm Co. Ltd.	1,300	80
Yamada Denki Co. Ltd.	17,000	80
Stanley Electric Co. Ltd.	3,500	79

Kurita Water Industries Ltd.	3,300	79
Showa Denko KK	2,900	79
Kose Corp.	500	79
COMSYS Holdings Corp.	3,200	77
Hirose Electric Co. Ltd.	700	76
Daifuku Co. Ltd.	1,500	75
Chiba Bank Ltd.	15,600	74
Kobayashi Pharmaceutical Co. Ltd.	1,000	74
Nomura Research Institute Ltd.	1,500	73
Nissin Foods Holdings Co. Ltd.	1,200	73
Ryohin Keikaku Co. Ltd.	400	72
Seibu Holdings Inc.	4,200	70
NGK Spark Plug Co. Ltd.	4,000	70
Mitsubishi Tanabe Pharma Corp.	5,900	69
Disco Corp.	500	69
Hulic Co. Ltd.	8,700	69
Coca-Cola Bottlers Japan Holdings Inc.	3,000	68
Taisho Pharmaceutical Holdings Co. Ltd.	800	65
Nippon Express Co. Ltd.	1,200	64
Sumitomo Dainippon Pharma Co. Ltd.	3,100	63
Otsuka Corp.	1,600	62
Kaken Pharmaceutical Co. Ltd.	1,300	61
Fukuoka Financial Group Inc.	3,600	61
Haseko Corp.	6,100	61
Sony Financial Holdings Inc.	2,700	60
Sugi Holdings Co. Ltd.	1,300	59
Miura Co. Ltd.	1,900	59
SUMCO Corp.	5,200	57
Kansai Paint Co. Ltd.	3,000	56
Kagome Co. Ltd.	2,400	56
Kewpie Corp.	2,500	56
Japan Post Insurance Co. Ltd.	2,939	56
Nippon Yusen KK	3,700	56
Nippon Shinyaku Co. Ltd.	800	55
LIXIL Group Corp.	4,300	55
Tokyu Fudosan Holdings Corp.	9,800	54
Rohto Pharmaceutical Co. Ltd.	2,000	54
Nagase & Co. Ltd.	3,700	54
ZOZO Inc.	3,100	53
Hoshizaki Corp.	700	53
DeNA Co. Ltd.	2,600	52
Wacoal Holdings Corp.	2,100	52
Shinsei Bank Ltd.	3,600	51
Hitachi Chemical Co. Ltd.	1,900	50
Artnature Inc.	8,800	50
Nankai Electric Railway Co. Ltd.	1,900	50
JSR Corp.	3,500	49
Hachijuni Bank Ltd.	11,800	49
House Foods Group Inc.	1,200	49
Nishi-Nippon Railroad Co. Ltd.	2,200	48
Chugoku Bank Ltd.	5,100	48
AEON Financial Service Co. Ltd.	3,000	48
MediPal Holdings Corp.	2,200	47
Nabtesco Corp.	1,900	47
ADEKA Corp.	3,400	47
Ito En Ltd.	1,000	47
Nomura Real Estate Holdings Inc.	2,300	47

Iyo Bank Ltd.	9,200	47
Sotetsu Holdings Inc.	1,700	47
Taiyo Yuden Co. Ltd.	2,600	47
Kyowa Exeo Corp.	2,000	47
Mitsui OSK Lines Ltd.	2,200	47
Hitachi High-Technologies Corp.	1,100	46
Kakaku.com Inc.	2,300	46
Daiichikosho Co. Ltd.	1,000	46
Ain Holdings Inc.	600	46
Anritsu Corp.	2,900	46
Rinnai Corp.	700	46
Iwatani Corp.	1,400	46
Hiroshima Bank Ltd.	8,900	45
Tsumura & Co.	1,600	44
Nichirei Corp.	1,800	44
Sanwa Holdings Corp.	4,400	44
Sumitomo Rubber Industries Ltd.	3,900	43
Ezaki Glico Co. Ltd.	900	43
GS Yuasa Corp.	2,400	43
Calbee Inc.	1,500	43
Benesse Holdings Inc.	1,800	42
Oracle Corp. Japan	600	42
Daicel Corp.	4,900	42
Yokohama Rubber Co. Ltd.	2,500	42
Ushio Inc.	3,300	41
Sawai Pharmaceutical Co. Ltd.	800	41
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,300	41
Toda Corp.	7,500	41
JTEKT Corp.	3,900	41
Acom Co. Ltd.	12,200	41
Morinaga & Co. Ltd.	900	41
Nippon Kayaku Co. Ltd.	3,500	40
Tokyo Tatemono Co. Ltd.	3,800	39
Hino Motors Ltd.	5,000	39
Toyo Ink SC Holdings Co. Ltd.	1,900	39
Nihon Unisys Ltd.	1,200	39
SCSK Corp.	800	39
THK Co. Ltd.	1,900	38
Sumitomo Forestry Co. Ltd.	3,400	38
Nippon Electric Glass Co. Ltd.	1,600	38
Matsumotokiyoshi Holdings Co. Ltd.	1,300	38
Koei Tecmo Holdings Co. Ltd.	2,100	38
Citizen Watch Co. Ltd.	8,300	38
Kokuyo Co. Ltd.	2,900	38
Shimamura Co. Ltd.	500	38
Goldwin Inc.	300	38
Kaneka Corp.	1,100	38
Toagosei Co. Ltd.	3,500	37
Lawson Inc.	800	37
Mitsubishi Logistics Corp.	1,400	37
Nihon Kohden Corp.	1,300	37
NET One Systems Co. Ltd.	1,400	37
Itochu Techno-Solutions Corp.	1,500	37
Glory Ltd.	1,500	37
Capcom Co. Ltd.	1,800	37
Seven Bank Ltd.	14,300	36
DIC Corp.	1,500	36

Tokyo Century Corp.	900	36
Asics Corp.	3,300	36
Zeon Corp.	3,800	36
Casio Computer Co. Ltd.	3,200	36
J Front Retailing Co. Ltd.	3,400	35
Nippo Corp.	1,800	35
Fancl Corp.	1,300	35
Sumitomo Osaka Cement Co. Ltd.	900	35
Toyobo Co. Ltd.	3,200	34
Dowa Holdings Co. Ltd.	1,100	34
Nishimatsu Construction Co. Ltd.	1,800	34
Hitachi Capital Corp.	1,600	34
Nippon Light Metal Holdings Co. Ltd.	15,900	33
Sanrio Co. Ltd.	1,500	33
NOK Corp.	2,600	33
Pola Orbis Holdings Inc.	1,200	33
Hitachi Metals Ltd.	3,300	33
Colowide Co. Ltd.	1,700	33
Nippon Paper Industries Co. Ltd.	1,900	32
Aeon Mall Co. Ltd.	2,200	32
Furukawa Electric Co. Ltd.	1,200	32
Takashimaya Co. Ltd.	3,000	32
TS Tech Co. Ltd.	1,300	32
Welcia Holdings Co. Ltd.	900	31
Yamazaki Baking Co. Ltd.	2,100	31
Daido Steel Co. Ltd.	900	31
Lintec Corp.	1,600	31
NHK Spring Co. Ltd.	4,300	31
Maruichi Steel Tube Ltd.	1,200	31
Toho Holdings Co. Ltd.	1,400	31
Fuji Seal International Inc.	900	31
Kyudenko Corp.	1,100	31
Nipro Corp.	2,800	31
Paramount Bed Holdings Co. Ltd.	800	30
NTN Corp.	11,400	30
Japan Post Bank Co. Ltd.	2,900	30
FP Corp.	500	29
Morinaga Milk Industry Co. Ltd.	800	29
Idemitsu Kosan Co. Ltd.	1,025	29
Tokuyama Corp.	1,300	29
Toyo Tire Corp.	2,300	28
Hazama Ando Corp.	4,300	28
NS Solutions Corp.	900	28
Rengo Co. Ltd.	3,500	28
Ibiden Co. Ltd.	1,800	28
^ Tokai Carbon Co. Ltd.	2,900	27
Fuji Oil Holdings Inc.	900	27
Shimachu Co. Ltd.	1,200	27
DMG Mori Co. Ltd.	2,200	27
Tsubakimoto Chain Co.	900	27
PALTAC Corp.	500	26
TOKAI Holdings Corp.	3,100	25
North Pacific Bank Ltd.	10,800	25
Miraca Holdings Inc.	1,100	25
Tokai Tokyo Financial Holdings Inc.	8,000	24
Macnica Fuji Electronics Holdings Inc.	2,100	24
Morita Holdings Corp.	1,400	24

Awa Bank Ltd.	1,000	24
Topcon Corp.	1,900	24
SCREEN Holdings Co. Ltd.	700	24
Takara Bio Inc.	1,100	23
Kiyo Bank Ltd.	1,700	23
Tokyo Seimitsu Co. Ltd.	1,000	23
San-In Godo Bank Ltd.	3,500	22
NSD Co. Ltd.	800	22
Nisshinbo Holdings Inc.	3,200	22
Totetsu Kogyo Co. Ltd.	800	22
Unipres Corp.	1,400	22
Toyota Boshoku Corp.	1,800	22
Noritake Co. Ltd.	500	21
Lasertec Corp.	600	21
Sharp Corp.	2,300	21
Itoham Yonekyu Holdings Inc.	3,400	21
Fujikura Ltd.	6,200	20
Shinko Electric Industries Co. Ltd.	2,500	20
Fujitsu General Ltd.	1,400	20
Nagaileben Co. Ltd.	900	20
Nichi-iko Pharmaceutical Co. Ltd.	1,700	19
Kato Sangyo Co. Ltd.	600	19
EPS Holdings Inc.	1,100	18
NEC Networks & System Integration Corp.	700	18
Senko Group Holdings Co. Ltd.	2,100	17
V Technology Co. Ltd.	400	17
Nitta Corp.	600	17
* Kawasaki Kisen Kaisha Ltd.	1,400	16
Autobacs Seven Co. Ltd.	1,000	16
Maruha Nichiro Corp.	500	15
Sushiro Global Holdings Ltd.	200	14
Duskin Co. Ltd.	500	13
Kureha Corp.	200	13
Mani Inc.	200	12
Daiseki Co. Ltd.	500	12
Takasago Thermal Engineering Co. Ltd.	700	11
KH Neochem Co. Ltd.	400	11
en-japan Inc.	300	10
Noevir Holdings Co. Ltd.	200	10
Sumitomo Bakelite Co. Ltd.	300	10
Sinanen Holdings Co. Ltd.	600	10
Descente Ltd.	600	10
Systena Corp.	700	10
Mandom Corp.	400	10
Anicom Holdings Inc.	300	10
Fuyo General Lease Co. Ltd.	200	10
Yaoko Co. Ltd.	200	10
San-Ai Oil Co. Ltd.	1,100	10
Milbon Co. Ltd.	200	9
Mirait Holdings Corp.	600	9
Hitachi Transport System Ltd.	300	9
HIS Co. Ltd.	300	9
Central Glass Co. Ltd.	400	9
Tokyo Ohka Kogyo Co. Ltd.	300	9
Oki Electric Industry Co. Ltd.	700	9
* Leopalace21 Corp.	2,900	8
Fuji Soft Inc.	200	8

Jeol Ltd.	400	8
Daiwabo Holdings Co. Ltd.	200	8
Shinmaywa Industries Ltd.	700	8
Digital Arts Inc.	100	8
DTS Corp.	200	8
Monogatari Corp.	100	8
Takuma Co. Ltd.	600	8
Asahi Holdings Inc.	400	8
Resorttrust Inc.	500	8
kabu.com Securities Co. Ltd.	1,500	8
Hanwa Co. Ltd.	300	8
H2O Retailing Corp.	700	8
Japan Material Co. Ltd.	600	7
Adastria Co. Ltd.	300	7
Sumitomo Mitsui Construction Co. Ltd.	1,300	7
Toa Oil Co. Ltd.	400	7
Eizo Corp.	200	7
Funai Soken Holdings Inc.	300	7
Towa Pharmaceutical Co. Ltd.	300	7
Katitas Co. Ltd.	200	7
Tomy Co. Ltd.	600	7
Mitsuuroko Group Holdings Co. Ltd.	1,000	7
ValueCommerce Co. Ltd.	300	7
Makino Milling Machine Co. Ltd.	200	7
Menicon Co. Ltd.	200	7
Nojima Corp.	400	7
Shinko Plantech Co. Ltd.	600	7
United Arrows Ltd.	200	7
Kadokawa Dwango Corp.	500	7
Transcosmos Inc.	300	7
Yoshinoya Holdings Co. Ltd.	400	7
Koshidaka Holdings Co. Ltd.	500	7
Pacific Industrial Co. Ltd.	500	7
Canon Marketing Japan Inc.	300	6
Seiren Co. Ltd.	500	6
Hogy Medical Co. Ltd.	200	6
JCR Pharmaceuticals Co. Ltd.	100	6
* euglena Co. Ltd.	800	6
Kumiai Chemical Industry Co. Ltd.	900	6
Ohsho Food Service Corp.	100	6
Nextage Co. Ltd.	600	6
World Co. Ltd.	300	6
PAL GROUP Holdings Co. Ltd.	200	6
Trancom Co. Ltd.	100	6
Japan Elevator Service Holdings Co. Ltd.	300	6
GLOBERIDE Inc.	200	6
Sanken Electric Co. Ltd.	300	6
Megmilk Snow Brand Co. Ltd.	300	6
Miroku Jyoho Service Co. Ltd.	200	6
Giken Ltd.	200	6
Okamura Corp.	600	6
Sangetsu Corp.	300	6
Toyo Kanetsu KK	300	6
Shoei Foods Corp.	200	6
Hiday Hidaka Corp.	300	6
* Open Door Inc.	200	6
Meidensha Corp.	400	6

Hokkoku Bank Ltd.	200	6
Prestige International Inc.	400	6
Aruhi Corp.	300	5
Akatsuki Inc.	100	5
Kourakuen Holdings Corp.	200	5
Computer Engineering & Consulting Ltd.	300	5
Shibuya Corp.	200	5
CKD Corp.	600	5
Eiken Chemical Co. Ltd.	300	5
Idec Corp.	300	5
W-Scope Corp.	400	5
Chuetsu Pulp & Paper Co. Ltd.	400	5
Toridoll Holdings Corp.	300	5
NichiiGakkan Co. Ltd.	400	5
* Vision Inc.	100	5
Orient Corp.	5,000	5
Nitto Kogyo Corp.	300	5
Istyle Inc.	700	5
Daiho Corp.	200	5
Fuji Oil Co. Ltd.	2,100	5
ASKUL Corp.	200	5
Musashi Seimitsu Industry Co. Ltd.	400	5
Toshiba TEC Corp.	200	5
LIFULL Co. Ltd.	900	5
Raito Kogyo Co. Ltd.	400	5
Showa Corp.	400	5
Tsukishima Kikai Co. Ltd.	400	5
* Change Inc.	200	5
Nippon Soda Co. Ltd.	200	5
Hirata Corp.	100	5
Tachi-S Co. Ltd.	400	5
Denki Kogyo Co. Ltd.	200	5
* RENOVA Inc.	600	5
Shiga Bank Ltd.	200	5
Tsubaki Nakashima Co. Ltd.	300	5
Nissha Co. Ltd.	500	5
Wacom Co. Ltd.	1,500	5
Daio Paper Corp.	400	5
Tokyo Kiraboshi Financial Group Inc.	300	5
Maruwa Co. Ltd.	100	5
Earth Corp.	100	5
Macromill Inc.	400	5
Shizuoka Gas Co. Ltd.	600	5
Sourcenext Corp.	1,100	5
Kanematsu Corp.	400	4
Okamoto Industries Inc.	100	4
Kameda Seika Co. Ltd.	100	4
Kanamoto Co. Ltd.	200	4
Riso Kyoiku Co. Ltd.	1,100	4
Solasto Corp.	500	4
Nichicon Corp.	600	4
MCJ Co. Ltd.	700	4
Yokogawa Bridge Holdings Corp.	300	4
Toho Zinc Co. Ltd.	200	4
Press Kogyo Co. Ltd.	1,000	4
Belluna Co. Ltd.	600	4
Mitsubishi Logisnext Co. Ltd.	400	4

Ichibanya Co. Ltd.	100	4
Gunze Ltd.	100	4
Kamakura Shinsho Ltd.	300	4
Tayca Corp.	200	4
Kohnan Shoji Co. Ltd.	200	4
Sumida Corp.	400	4
Teikoku Sen-I Co. Ltd.	200	4
Taki Chemical Co. Ltd.	100	4
Joshin Denki Co. Ltd.	200	4
Riken Corp.	100	4
Shoei Co. Ltd.	100	4
Nippon Sheet Glass Co. Ltd.	600	4
cocokara fine Inc.	100	4
Geo Holdings Corp.	300	4
Seiko Holdings Corp.	200	4
Daikyonishikawa Corp.	500	4
Ryobi Ltd.	200	4
Nippon Carbon Co. Ltd.	100	4
Optex Group Co. Ltd.	300	4
Maeda Kosen Co. Ltd.	200	3
Arata Corp.	100	3
Hamakyorex Co. Ltd.	100	3
Piolax Inc.	200	3
Hioki EE Corp.	100	3
Noritsu Koki Co. Ltd.	200	3
		47,922
Kuwait (0.0%)
Ahli United Bank BSC	60,160	50
Gulf Bank KSCP	28,279	29
National Industries Group Holding SAK	10,195	7
* Warba Bank KSCP	6,943	6
Kuwait International Bank KSCP	5,415	5
Integrated Holding Co. KCSC	1,894	3
		100
Malaysia (0.8%)
Public Bank Bhd. (Local)	47,800	269
Tenaga Nasional Bhd.	65,748	199
Malayan Banking Bhd.	83,800	180
CIMB Group Holdings Bhd.	121,200	152
Axiata Group Bhd.	82,300	92
DiGi.Com Bhd.	76,300	91
Petronas Chemicals Group Bhd.	43,300	86
Maxis Bhd.	64,500	85
Dialog Group Bhd.	83,500	66
IHH Healthcare Bhd.	47,900	63
PPB Group Bhd.	13,800	62
Sime Darby Plantation Bhd.	54,200	60
AMMB Holdings Bhd.	56,400	60
Hong Leong Bank Bhd.	9,900	45
Genting Plantations Bhd.	17,300	43
RHB Bank Bhd.	27,100	38
MISC Bhd.	22,000	36
Petronas Gas Bhd.	8,600	36
Press Metal Aluminium Holdings Bhd.	32,400	35
Top Glove Corp. Bhd.	27,900	34
Bursa Malaysia Bhd.	20,600	32

Hong Leong Financial Group Bhd.	7,000	32
Gamuda Bhd.	37,900	32
Nestle Malaysia Bhd.	900	32
IJM Corp. Bhd.	55,600	29
Malaysia Airports Holdings Bhd.	16,800	29
Hartalega Holdings Bhd.	23,500	29
YTL Corp. Bhd.	87,400	24
Westports Holdings Bhd.	24,300	23
Telekom Malaysia Bhd.	22,900	20
Petronas Dagangan Bhd.	3,100	19
HAP Seng Consolidated Bhd.	7,500	18
AirAsia Group Bhd.	23,800	16
YTL Power International Bhd.	81,200	16
IGB REIT	26,300	12
2 Lotte Chemical Titan Holding Bhd.	15,400	11
Inari Amertron Bhd.	22,200	8
UMW Holdings Bhd.	6,100	7
Yinson Holdings Bhd.	4,600	5
Serba Dinamik Holdings Bhd.	5,300	5
Padini Holdings Bhd.	5,400	5
SP Setia Bhd Group	9,100	5
IOI Properties Group Bhd.	14,800	5
Malakoff Corp. Bhd.	22,500	4
		2,150
Mexico (0.7%)
Fomento Economico Mexicano SAB de CV	36,900	343
America Movil SAB de CV	481,700	339
Grupo Financiero Banorte SAB de CV	46,000	250
* Cemex SAB de CV	298,900	122
Grupo Bimbo SAB de CV Class A	46,400	94
Grupo Televisa SAB	47,500	88
Coca-Cola Femsa SAB de CV	10,100	63
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,000	59
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand	29,100	43
Arca Continental SAB de CV	7,400	40
Grupo Financiero Inbursa SAB de CV	26,700	35
Kimberly-Clark de Mexico SAB de CV Class A	19,400	35
Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,700	34
Mexichem SAB de CV	15,600	33
Infraestructura Energetica Nova SAB de CV	7,900	32
Regional SAB de CV	5,700	28
Grupo Carso SAB de CV	7,300	27
* Alsea SAB de CV	13,400	26
2 Macquarie Mexico Real Estate Management SA de CV	24,200	25
Gentera SAB de CV	21,200	19
Grupo Cementos de Chihuahua SAB de CV	3,000	16
* La Comer SAB de CV	13,200	14
Bolsa Mexicana de Valores SAB de CV	7,100	13
Grupo Comercial Chedraui SA de CV	7,600	13
PLA Administradora Industrial S de RL de CV	7,300	11
2 GMexico Transportes SAB de CV	8,100	10
* Genomma Lab Internacional SAB de CV Class B	7,800	7
* Controladora Vuela Cia de Aviacion SAB de CV Class A	7,600	6
Qualitas Controladora SAB de CV	2,100	6
* Hoteles City Express SAB de CV	4,900	5
Prologis Property Mexico SA de CV	2,700	5

	Grupo Lala SAB de CV	4,300	5
	Corp Inmobiliaria Vesta SAB de CV	3,500	5
			1,851
Netherlands (2.9%)
	Unilever NV	24,907	1,499
	ASML Holding NV	6,814	1,283
	ING Groep NV	67,355	728
	Koninklijke Philips NV	15,502	614
	Koninklijke Ahold Delhaize NV	17,926	402
	Unibail-Rodamco-Westfield	2,293	347
	Koninklijke DSM NV	3,071	344
	Akzo Nobel NV	3,943	332
	Wolters Kluwer NV	4,488	313
	NN Group NV	5,472	208
	Koninklijke KPN NV	59,616	182
2	ABN AMRO Group NV	7,268	154
	IMCD NV	1,862	152
^	Aegon NV	31,986	146
*,2 Adyen NV		154	124
	Randstad NV	2,030	104
	ASR Nederland NV	2,459	93
	TKH Group NV	1,694	79
	SBM Offshore NV	2,683	47
*,2 Takeaway.com NV		509	45
	Corbion NV	1,456	45
2	Intertrust NV	2,233	42
2	Signify NV	1,579	42
	ASM International NV	711	41
	Sligro Food Group NV	1,092	41
	Boskalis Westminster	1,540	35
*	OCI NV	1,487	34
	VEON Ltd.	14,068	33
	BE Semiconductor Industries NV	1,317	30
	Koninklijke Vopak NV	712	29
	Koninklijke BAM Groep NV	6,201	26
	APERAM SA	1,058	25
	Wereldhave NV	895	22
2	Flow Traders	543	15
	PostNL NV	8,456	15
*,2 Basic-Fit NV		349	11
	TomTom NV	1,236	11
	Accell Group NV	378	10
	NSI NV	202	8
	Wessanen	624	8
	Vastned Retail NV	142	5
			7,724
New Zealand (0.4%)
*	a2 Milk Co. Ltd.	12,451	128
	Auckland International Airport Ltd.	20,376	117
	Fisher & Paykel Healthcare Corp. Ltd.	10,777	108
	Spark New Zealand Ltd.	40,665	101
	Contact Energy Ltd.	20,252	98
	Ryman Healthcare Ltd.	6,130	46
	Chorus Ltd.	11,415	43
	Fletcher Building Ltd.	11,978	41
	Infratil Ltd.	14,663	41

	Meridian Energy Ltd.	14,253	39
	Mainfreight Ltd.	1,339	34
	Kiwi Property Group Ltd.	31,736	33
	Mercury NZ Ltd.	11,981	30
	Genesis Energy Ltd.	13,999	29
	Freightways Ltd.	4,706	25
	Precinct Properties New Zealand Ltd.	19,911	21
	EBOS Group Ltd.	1,392	20
	Summerset Group Holdings Ltd.	5,141	19
	Z Energy Ltd.	3,990	16
	Goodman Property Trust	8,559	10
*	Synlait Milk Ltd.	1,759	10
	Air New Zealand Ltd.	4,685	8
			1,017
Norway (0.7%)
	DNB ASA	17,604	298
	Telenor ASA	11,048	227
	Mowi ASA	7,580	176
	Yara International ASA	2,939	126
	Orkla ASA	12,841	111
	Storebrand ASA	14,826	107
	Norsk Hydro ASA	25,033	87
	SpareBank 1 SMN	5,532	59
	Schibsted ASA Class B	2,167	55
	SpareBank 1 SR-Bank ASA	4,383	51
	Tomra Systems ASA	1,547	46
	TGS NOPEC Geophysical Co. ASA	1,605	40
	Gjensidige Forsikring ASA	1,826	36
	Bakkafrost P/F	652	35
	Salmar ASA	680	31
2	Entra ASA	1,853	28
	Atea ASA	1,925	27
	Leroy Seafood Group ASA	3,662	25
*	Norwegian Finans Holding ASA	3,286	25
*	Adevinta ASA Class B	2,167	24
	Austevoll Seafood ASA	1,525	16
2	Elkem ASA	4,052	12
2	Sbanken ASA	1,173	10
	Borregaard ASA	780	8
*	Frontline Ltd.	1,007	8
2	Scatec Solar ASA	806	8
	Schibsted ASA Class A	268	7
*,2 BW LPG Ltd.		1,671	7
*	PGS ASA	4,109	7
	Veidekke ASA	714	7
	Grieg Seafood ASA	422	6
*	Nordic Semiconductor ASA	1,374	6
	Hoegh LNG Holdings Ltd.	1,172	5
*,2 Aker Solutions ASA		1,196	5
*	Akastor ASA	3,428	5
*	Seadrill Ltd.	798	3
*	Adevinta ASA Class A	268	3
			1,737
Pakistan (0.0%)
	MCB Bank Ltd.	25,800	31
	Pakistan State Oil Co. Ltd.	8,200	11

Hub Power Co. Ltd.	12,500	7
Lucky Cement Ltd.	1,700	5
SUI Northern Gas Pipeline	9,500	5
Bank Alfalah Ltd.	15,000	5
Engro Corp. Ltd.	2,420	5
Habib Bank Ltd.	5,300	4
* SUI Southern Gas Co. Ltd.	30,500	4
Kot Addu Power Co. Ltd.	15,000	4
* Hub Power Co. Ltd. Rights Exp. 06/04/2019	1,512	—
		81
Peru (0.1%)
Credicorp Ltd. (XNYS)	713	160
Credicorp Ltd. (XLIM)	606	136
		296
Philippines (0.2%)
Ayala Land Inc.	119,000	113
SM Prime Holdings Inc.	147,300	113
BDO Unibank Inc.	31,590	84
Bank of the Philippine Islands	37,310	58
International Container Terminal Services Inc.	20,790	54
PLDT Inc.	1,850	48
Manila Electric Co.	4,610	34
Security Bank Corp.	9,140	31
Globe Telecom Inc.	580	24
San Miguel Food and Beverage Inc.	10,320	21
First Gen Corp.	39,000	17
Pilipinas Shell Petroleum Corp.	11,100	9
Puregold Price Club Inc.	9,000	8
Robinsons Retail Holdings Inc.	5,100	7
Vista Land & Lifescapes Inc.	36,100	5
Manila Water Co. Inc.	9,600	4
		630
Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	15,513	159
Powszechny Zaklad Ubezpieczen SA	9,957	108
Bank Polska Kasa Opieki SA	3,047	84
* KGHM Polska Miedz SA	2,047	51
CD Projekt SA	834	45
Santander Bank Polska SA	430	41
* Bank Millennium SA	10,988	27
LPP SA	13	25
* Alior Bank SA	1,754	24
* Orange Polska SA	17,084	23
* mBank SA	187	20
CCC SA	469	19
* KRUK SA	302	13
Asseco Poland SA	742	10
2 PLAY Communications SA	1,010	7
* AmRest Holdings SE	574	6
* Budimex SA	146	5
* Energa SA	2,079	4
		671
Portugal (0.1%)
Jeronimo Martins SGPS SA	3,893	59
* Banco Comercial Portugues SA	141,822	40
NOS SGPS SA	4,992	31

Sonae SGPS SA	24,793	25
REN - Redes Energeticas Nacionais SGPS SA	6,873	19
Navigator Co. SA	4,298	15
* Altri SGPS SA	1,635	11
EDP Renovaveis SA	1,063	11
		211
Qatar (0.0%)
Qatar Fuel QSC	672	38
Ooredoo QPSC	1,727	31
Vodafone Qatar QSC	5,363	10
Doha Bank QPSC	1,390	9
Qatar Aluminum Manufacturing Co.	2,672	7
		95
Russia (0.4%)
Sberbank of Russia PJSC	174,030	617
Mobile TeleSystems PJSC	17,220	67
VTB Bank PJSC	92,410,000	52
Alrosa PJSC	33,920	46
Inter RAO UES PJSC	634,000	39
Moscow Exchange MICEX-RTS PJSC	29,100	38
Novolipetsk Steel PJSC	12,980	34
PhosAgro PJSC	732	28
Polyus PJSC GDR	557	22
Magnitogorsk Iron & Steel Works PJSC	28,700	20
RusHydro PJSC	1,809,000	15
Federal Grid Co. Unified Energy System PJSC	3,960,000	10
Polyus PJSC	117	9
Aeroflot PJSC	2,430	3
		1,000
Singapore (1.2%)
DBS Group Holdings Ltd.	29,400	520
Oversea-Chinese Banking Corp. Ltd.	54,900	423
United Overseas Bank Ltd.	21,100	362
Singapore Telecommunications Ltd.	120,000	280
Singapore Exchange Ltd.	24,400	131
Ascendas REIT	59,100	126
Keppel Corp. Ltd.	25,500	112
CapitaLand Mall Trust	62,600	110
CapitaLand Ltd.	41,500	97
City Developments Ltd.	15,000	90
ComfortDelGro Corp. Ltd.	50,100	90
Singapore Press Holdings Ltd.	51,300	88
CapitaLand Commercial Trust	61,900	87
Wilmar International Ltd.	30,900	74
UOL Group Ltd.	12,200	60
Suntec REIT	40,900	54
Mapletree Industrial Trust	32,100	49
NetLink NBN Trust	80,700	49
Mapletree Logistics Trust	44,800	48
Mapletree North Asia Commercial Trust	44,900	43
Sembcorp Industries Ltd.	24,200	42
Keppel REIT	46,800	41
Manulife US REIT	42,200	36
Hutchison Port Holdings Trust	129,400	29
* Sembcorp Marine Ltd.	22,100	23
Olam International Ltd.	14,300	19

Raffles Medical Group Ltd.	23,700	18
Ascendas India Trust	18,200	17
ESR-REIT	43,500	17
Keppel DC REIT	11,700	13
Golden Agri-Resources Ltd.	68,800	13
Ascott Residence Trust	13,700	12
Frasers Logistics & Industrial Trust	9,800	8
Lippo Malls Indonesia Retail Trust	32,400	5
Yoma Strategic Holdings Ltd.	20,000	5
StarHub Ltd.	4,400	5
§ Best World International Ltd.	3,000	3
		3,199
South Africa (1.9%)
Naspers Ltd.	7,269	1,639
Standard Bank Group Ltd.	21,771	297
FirstRand Ltd.	52,217	240
Sanlam Ltd.	29,213	153
Absa Group Ltd.	12,924	150
Nedbank Group Ltd.	7,296	131
Bid Corp. Ltd.	6,193	129
Remgro Ltd.	9,822	125
Shoprite Holdings Ltd.	8,744	103
Bidvest Group Ltd.	6,816	97
Vodacom Group Ltd.	11,370	93
Capitec Bank Holdings Ltd.	935	85
RMB Holdings Ltd.	14,060	79
Growthpoint Properties Ltd.	47,318	78
Foschini Group Ltd.	6,420	78
Redefine Properties Ltd.	122,781	76
PSG Group Ltd.	4,415	74
Clicks Group Ltd.	5,555	73
SPAR Group Ltd.	5,258	69
Mr Price Group Ltd.	5,077	69
Tiger Brands Ltd.	4,112	62
Discovery Ltd.	6,202	59
* MultiChoice Group Ltd.	6,483	54
AVI Ltd.	8,390	52
Gold Fields Ltd.	11,320	51
Aspen Pharmacare Holdings Ltd.	7,517	51
Anglo American Platinum Ltd.	879	44
NEPI Rockcastle plc	4,932	42
* Impala Platinum Holdings Ltd.	9,303	37
Pick n Pay Stores Ltd.	7,522	37
Rand Merchant Investment Holdings Ltd.	16,193	37
Truworths International Ltd.	7,419	37
Barloworld Ltd.	3,920	36
Sappi Ltd.	9,394	36
Mondi Ltd.	1,689	35
Fortress REIT Ltd. Class A	23,070	31
Investec Ltd.	5,051	30
Netcare Ltd.	23,285	30
Telkom SA SOC Ltd.	4,621	29
Vukile Property Fund Ltd.	19,973	28
JSE Ltd.	2,651	26
Hyprop Investments Ltd.	5,458	26
Motus Holdings Ltd.	3,936	23
* Northam Platinum Ltd.	5,765	22

Reunert Ltd.	4,636	22
Liberty Holdings Ltd.	2,847	21
AECI Ltd.	3,214	21
KAP Industrial Holdings Ltd.	42,829	20
Kumba Iron Ore Ltd.	660	20
Pioneer Foods Group Ltd.	3,809	19
2 Pepkor Holdings Ltd.	13,033	16
2 Dis-Chem Pharmacies Ltd.	8,756	15
Coronation Fund Managers Ltd.	4,546	15
MMI Holdings Ltd.	10,419	13
Santam Ltd.	637	13
Assore Ltd.	497	13
* Harmony Gold Mining Co. Ltd.	7,188	13
Massmart Holdings Ltd.	2,664	12
* Nampak Ltd.	14,448	11
SA Corporate Real Estate Ltd.	52,269	10
* Super Group Ltd.	3,557	8
Resilient REIT Ltd.	1,780	7
Imperial Logistics Ltd.	1,382	6
Astral Foods Ltd.	453	5
* PPC Ltd.	14,109	5
Oceana Group Ltd.	852	4
* Famous Brands Ltd.	390	2
		5,044
South Korea (2.9%)
Samsung Electronics Co. Ltd.	80,743	2,875
SK Hynix Inc.	9,086	497
Samsung Electronics Co. Ltd. Preference Shares	12,529	365
Shinhan Financial Group Co. Ltd.	8,006	298
KB Financial Group Inc.	6,899	254
LG Chem Ltd.	837	234
Hyundai Mobis Co. Ltd.	1,129	206
LG Household & Health Care Ltd.	167	180
Kia Motors Corp.	5,093	168
Hana Financial Group Inc.	5,335	163
Samsung Fire & Marine Insurance Co. Ltd.	670	152
Woori Financial Group Inc.	11,062	129
Samsung Life Insurance Co. Ltd.	1,259	85
Industrial Bank of Korea	6,899	80
Mirae Asset Daewoo Co. Ltd.	12,797	80
Samsung Electro-Mechanics Co. Ltd.	1,003	80
Samsung Securities Co. Ltd.	2,426	72
* LG Display Co. Ltd.	4,484	64
BNK Financial Group Inc.	10,982	64
Amorepacific Corp.	416	63
Fila Korea Ltd.	948	62
CJ CheilJedang Corp.	250	59
Lotte Chemical Corp.	272	59
DB Insurance Co. Ltd.	1,129	58
S-Oil Corp.	830	58
* Helixmith Co. Ltd.	285	47
Hankook Tire & Technology Co. Ltd.	1,512	44
Hyundai Glovis Co. Ltd.	321	44
Amorepacific Corp. Preference Shares	508	42
Cheil Worldwide Inc.	1,797	40
* Samsung Engineering Co. Ltd.	2,788	39
Lotte Shopping Co. Ltd.	269	36

* HLB Inc.	608	36
Meritz Securities Co. Ltd.	8,815	35
Samsung Card Co. Ltd.	1,055	33
Hyundai Marine & Fire Insurance Co. Ltd.	1,258	33
DoubleUGames Co. Ltd.	531	30
AMOREPACIFIC Group	524	29
KCC Corp.	131	28
Hanwha Chemical Corp.	1,554	27
LG Innotek Co. Ltd.	288	23
Ssangyong Cement Industrial Co. Ltd.	4,172	21
Hyundai Elevator Co. Ltd.	280	19
Kolmar Korea Co. Ltd.	347	18
Kolon Industries Inc.	506	17
POSCO Chemical Co. Ltd.	357	16
Cosmax Inc.	172	16
Com2uSCorp	191	16
Meritz Fire & Marine Insurance Co. Ltd.	835	15
LG Household & Health Care Ltd. Preference Shares	23	14
* Hyundai Merchant Marine Co. Ltd.	5,073	14
Hankook Shell Oil Co. Ltd.	52	14
* Coreana Cosmetics Co. Ltd.	4,004	13
* Genexine Co. Ltd.	238	13
Hanjin Kal Corp.	335	12
Douzone Bizon Co. Ltd.	215	12
Korean Reinsurance Co.	1,499	11
Koh Young Technology Inc.	135	10
Youngone Corp.	290	9
* Celltrion Pharm Inc.	218	9
* Hugel Inc.	27	9
LG Chem Ltd. Preference Shares	52	8
E1 Corp.	173	8
* Ananti Inc.	683	8
* Hanall Biopharma Co. Ltd.	364	8
SK Gas Ltd.	123	8
* Pearl Abyss Corp.	48	8
Partron Co. Ltd.	533	7
WONIK IPS Co. Ltd.	393	7
* Komipharm International Co. Ltd.	390	7
Taekwang Industrial Co. Ltd.	6	7
* Osstem Implant Co. Ltd.	111	7
NICE Information Service Co. Ltd.	538	7
Innocean Worldwide Inc.	112	7
Seoul Semiconductor Co. Ltd.	418	7
Shinsegae International Inc.	29	7
KIWOOM Securities Co. Ltd.	98	6
JYP Entertainment Corp.	289	6
* Seegene Inc.	251	6
* SM Entertainment Co. Ltd.	170	6
JB Financial Group Co. Ltd.	1,277	6
DB HiTek Co. Ltd.	488	6
* Sangsangin Co. Ltd.	313	6
HS Industries Co. Ltd.	716	6
Hanjin Transportation Co. Ltd.	150	6
LS Industrial Systems Co. Ltd.	143	6
Green Cross Corp.	55	6
Mirae Asset Life Insurance Co. Ltd.	1,455	6
Taeyoung Engineering & Construction Co. Ltd.	477	6

* G-treeBNT Co. Ltd.	224	6
Daeduck Electronics Co.	574	6
LEENO Industrial Inc.	112	6
* Oscotec Inc.	272	6
Korea Electric Terminal Co. Ltd.	101	5
Green Cross Holdings Corp.	304	5
* GemVax & Kael Co. Ltd.	399	5
Dae Han Flour Mills Co. Ltd.	30	5
Dongwon Industries Co. Ltd.	25	5
* CrystalGenomics Inc.	405	5
Dentium Co. Ltd.	91	5
Hanwha General Insurance Co. Ltd.	1,527	5
Hyundai Greenfood Co. Ltd.	509	5
SL Corp.	274	5
* Pharmicell Co. Ltd.	671	5
F&F Co. Ltd.	77	5
SK Materials Co. Ltd.	40	5
Eo Technics Co. Ltd.	104	5
Handsome Co. Ltd.	146	5
* DIO Corp.	165	5
Hansol Chemical Co. Ltd.	72	5
Binggrae Co. Ltd.	81	5
* Amicogen Inc.	213	5
Sebang Global Battery Co. Ltd.	134	5
Samchully Co. Ltd.	60	5
* ATGen Co. Ltd.	397	5
* Mezzion Pharma Co. Ltd.	49	5
* Esmo Corp.	1,006	5
Bukwang Pharmaceutical Co. Ltd.	294	5
Dong-A ST Co. Ltd.	55	5
Halla Holdings Corp.	135	5
* Telcon RF Pharmaceutical Inc.	768	4
* Enzychem Lifesciences Corp.	69	4
* LegoChem Biosciences Inc.	101	4
* BH Co. Ltd.	301	4
Daekyo Co. Ltd.	867	4
Samyang Holdings Corp.	72	4
SK Chemicals Co. Ltd.	91	4
* Naturecell Co. Ltd.	488	4
Sam Chun Dang Pharm Co. Ltd.	130	4
Chong Kun Dang Pharmaceutical Corp.	56	4
Namyang Dairy Products Co. Ltd.	9	4
GS Home Shopping Inc.	31	4
Hana Tour Service Inc.	87	4
Hansae Co. Ltd.	229	4
* Iljin Materials Co. Ltd.	146	4
Daesang Corp.	202	4
Youngone Holdings Co. Ltd.	84	4
* HLB Life Science CO Ltd.	325	4
LF Corp.	230	4
Daea TI Co. Ltd.	895	4
Tongyang Inc.	2,898	4
Modetour Network Inc.	241	4
Daewoong Pharmaceutical Co. Ltd.	32	4
* STCUBE	278	4
* iNtRON Biotechnology Inc.	283	4
Hyundai Home Shopping Network Corp.	52	4

* Gamevil Inc.	110	4
* Seobu T&D	557	4
* Binex Co. Ltd.	446	4
Advanced Process Systems Corp.	198	4
Kolmar Korea Holdings Co. Ltd.	149	4
* Ecopro Co. Ltd.	179	4
* Ssangyong Motor Co.	1,116	4
* Dongkuk Steel Mill Co. Ltd.	712	4
* Medipost Co. Ltd.	136	4
Huons Co. Ltd.	79	4
* Yungjin Pharmaceutical Co. Ltd.	801	4
L&F Co. Ltd.	169	4
CJ CGV Co. Ltd.	124	4
Hansol Paper Co. Ltd.	317	4
Jeil Pharmaceutical Co. Ltd.	121	4
* Kumho Tire Co. Inc.	1,125	4
* Cafe24 Corp.	66	4
* Able C&C Co. Ltd.	376	4
* Webzen Inc.	258	3
Wemade Co. Ltd.	118	3
YG Entertainment Inc.	131	3
iMarketKorea Inc.	368	3
* Samsung Pharmaceutical Co. Ltd.	1,399	3
Hansol Holdings Co. Ltd.	814	3
* Anterogen Co. Ltd.	63	3
* Inscobee Inc.	1,002	3
* Feelux Co. Ltd.	481	3
* Kolon Life Science Inc.	84	2
		7,802
Spain (2.1%)
Banco Santander SA	270,859	1,187
Banco Bilbao Vizcaya Argentaria SA	113,695	616
Telefonica SA	75,187	601
Amadeus IT Group SA	6,944	530
Industria de Diseno Textil SA	17,940	479
CaixaBank SA	60,804	187
* Ferrovial SA (XMAD)	7,730	184
2 Aena SME SA	980	180
2 Cellnex Telecom SA	4,214	148
Red Electrica Corp. SA	6,881	146
Grifols SA	4,922	126
Banco de Sabadell SA	107,426	119
Enagas SA	4,294	117
Grifols SA Preference Shares	6,167	109
Bankinter SA	14,693	106
Merlin Properties Socimi SA	5,676	76
Bankia SA	28,868	73
Inmobiliaria Colonial Socimi SA	3,756	42
Mapfre SA	13,921	41
Bolsas y Mercados Espanoles SHMSF SA	1,444	38
Corp Financiera Alba SA	679	37
Ebro Foods SA	1,729	36
Faes Farma SA	8,070	35
Viscofan SA	636	33
* Masmovil Ibercom SA	1,471	33
* Indra Sistemas SA	3,000	32
Acerinox SA	3,193	30

	CIE Automotive SA	1,156	28
	Prosegur Cia de Seguridad SA	6,488	28
*	Almirall SA (XMAD)	1,379	24
	Zardoya Otis SA	3,083	23
*,2 Neinor Homes SA		1,895	23
2	Prosegur Cash SA	12,332	23
	Cia de Distribucion Integral Logista Holdings SA	1,020	23
*	Fluidra SA	1,229	15
2	Metrovacesa SA	937	11
*	Pharma Mar SA	3,177	9
2	Gestamp Automocion SA	1,513	8
2	Euskaltel SA	978	8
*	Fomento de Construcciones y Contratas SA	619	8
*	Sacyr SA	3,450	8
	Ence Energia y Celulosa SA	1,476	6
2	Unicaja Banco SA	6,305	6
*	Promotora de Informaciones SA	3,532	6
	Construcciones y Auxiliar de Ferrocarriles SA	129	5
	Liberbank SA	11,440	5
*,§ Ferrovial SA		112	3
*	Almirall SA (XMCE)	18	—
*	Fomento de Construcciones y Contratas SA (Foreign)	22	—
			5,611
Sweden (2.3%)
	Telefonaktiebolaget LM Ericsson Class B	52,793	508
	Volvo AB Class B	24,929	348
	Atlas Copco AB Class A	11,939	320
	Assa Abloy AB Class B	15,380	299
	Essity AB Class B	10,037	295
	Swedbank AB Class A	17,380	249
	Hennes & Mauritz AB Class B	15,084	226
	Skandinaviska Enskilda Banken AB Class A	23,811	211
	Svenska Handelsbanken AB Class A	19,940	196
	Investor AB Class A	4,253	184
	Telia Co. AB	41,744	174
	Investor AB Class B	3,875	167
	Tele2 AB	9,704	134
	Kinnevik AB	5,206	133
	Boliden AB	5,431	124
	Atlas Copco AB Class B	5,039	122
	SKF AB	7,643	119
	Industrivarden AB Class A	5,596	115
	Securitas AB Class B	6,869	114
	Skanska AB Class B	6,884	113
	Svenska Cellulosa AB SCA Class B	13,009	99
	Elekta AB Class B	7,005	91
	Electrolux AB Class B	4,167	90
	Castellum AB	4,444	84
	Trelleborg AB Class B	6,156	82
	Nibe Industrier AB Class B	5,626	71
*	Swedish Orphan Biovitrum AB	3,524	63
	Husqvarna AB	6,867	57
	AAK AB	3,156	55
	Fabege AB	3,601	54
	Indutrade AB	1,680	49
	Svenska Handelsbanken AB Class B	4,829	48
	Pandox AB Class B	2,924	48

Loomis AB Class B	1,400	45
2 Thule Group AB	1,949	44
Getinge AB	3,256	44
NCC AB Class B	2,731	43
ICA Gruppen AB	1,024	41
2 Dometic Group AB	4,469	41
Axfood AB	2,093	40
Kungsleden AB	5,167	40
Wihlborgs Fastigheter AB	2,704	39
SSAB AB Class B	14,204	39
Holmen AB	1,851	36
Hemfosa Fastigheter AB	3,888	36
BillerudKorsnas AB	2,770	33
JM AB	1,606	32
2 Bravida Holding AB	3,873	32
Sweco AB Class B	1,208	31
Hexpol AB	4,265	31
^ Intrum AB	1,213	28
Wallenstam AB	2,737	28
Nordic Entertainment Group AB Class B	1,163	27
Bonava AB	2,184	26
Hufvudstaden AB Class A	1,589	26
Investment AB Latour Class B	1,517	20
Nobia AB	3,638	20
Peab AB	2,389	19
Lindab International AB	1,607	17
Vitrolife AB	670	14
* Modern Times Group MTG AB Class B	1,163	14
Beijer Ref AB	563	12
Skandinaviska Enskilda Banken AB	1,371	12
Klovern AB Preference Shares	279	10
* SAS AB	6,747	9
Industrivarden AB	395	8
Avanza Bank Holding AB	1,095	8
* Nyfosa AB	1,076	7
2 Resurs Holding AB	1,152	7
Arjo AB	1,525	6
* Hansa Biopharma AB	352	6
Nolato AB Class B	128	6
Oriflame Holding AG	259	6
Mycronic AB	472	6
Bure Equity AB	327	5
Bilia AB	573	5
Concentric AB	326	4
2 Scandic Hotels Group AB	536	4
2 Attendo AB	781	4
		6,053
Switzerland (6.3%)
Nestle SA	50,350	4,995
Roche Holding AG	10,227	2,686
Zurich Insurance Group AG	2,238	725
Cie Financiere Richemont SA	8,811	648
UBS Group AG	55,676	641
Credit Suisse Group AG	43,351	490
Roche Holding AG (Bearer)	1,830	480
Swiss Re AG	4,381	416
Givaudan SA	150	397

Lonza Group AG	1,292	396
Geberit AG	625	275
Swiss Life Holding AG	563	256
Baloise Holding AG	1,196	199
Sonova Holding AG	885	197
Temenos AG	1,098	191
Swisscom AG	396	189
Partners Group Holding AG	251	176
Adecco Group AG	3,167	171
Julius Baer Group Ltd.	4,000	158
Chocoladefabriken Lindt & Spruengli AG (XSWX)	24	157
Swiss Prime Site AG	1,928	157
Straumann Holding AG	185	152
Schindler Holding AG	672	141
Kuehne & Nagel International AG	952	127
Vifor Pharma AG	824	114
Logitech International SA	3,124	114
Helvetia Holding AG	925	114
Cembra Money Bank AG	1,050	94
Clariant AG	5,021	91
Mobimo Holding AG	365	88
Georg Fischer AG	94	80
Chocoladefabriken Lindt & Spruengli AG (XVTX)	1	75
Flughafen Zurich AG	434	73
Dufry AG	872	71
Allreal Holding AG	433	71
Schindler Holding AG (Registered)	333	68
PSP Swiss Property AG	596	67
2 Galenica AG	1,378	66
2 Sunrise Communications Group AG	953	66
BB Biotech AG	973	64
Belimo Holding AG	10	52
Tecan Group AG	216	52
Banque Cantonale Vaudoise	68	51
Bucher Industries AG	144	45
ams AG	1,338	44
* Panalpina Welttransport Holding AG	200	42
Forbo Holding AG	24	39
dormakaba Holding AG	56	39
* Idorsia Ltd.	1,727	38
Valiant Holding AG	342	37
Vontobel Holding AG	682	36
Emmi AG	38	35
Landis&Gyr Group AG	446	32
SFS Group AG	377	30
Huber & Suhner AG	369	28
Siegfried Holding AG	79	28
SIG Combibloc Group AG	2,308	24
Conzzeta AG	28	23
Daetwyler Holding AG	164	23
Valora Holding AG	88	22
* Aryzta AG	16,722	21
Burckhardt Compression Holding AG	79	21
Komax Holding AG	96	20
Schweiter Technologies AG	21	19
Inficon Holding AG	30	17
Kardex AG	107	16

HBM Healthcare Investments AG	83	15
Bachem Holding AG	118	15
Ypsomed Holding AG	120	15
LEM Holding SA	11	15
Intershop Holding AG	28	14
VZ Holding AG	43	11
Zehnder Group AG	334	11
Interroll Holding AG	5	11
Berner Kantonalbank AG	42	10
* GAM Holding AG	1,791	7
* COSMO Pharmaceuticals NV	59	6
Comet Holding AG	53	5
Ascom Holding AG	373	5
Implenia AG	164	5
* Meyer Burger Technology AG	7,432	5
St. Galler Kantonalbank AG	10	4
u-blox Holding AG	59	4
		16,728
Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	408,000	3,015
Hon Hai Precision Industry Co. Ltd.	210,400	492
MediaTek Inc.	30,000	295
Formosa Plastics Corp.	79,000	276
Chunghwa Telecom Co. Ltd.	64,000	228
Uni-President Enterprises Corp.	86,000	221
Nan Ya Plastics Corp.	87,000	216
E.Sun Financial Holding Co. Ltd.	235,000	204
Formosa Chemicals & Fibre Corp.	56,000	190
Delta Electronics Inc.	40,000	180
China Steel Corp.	224,000	172
Mega Financial Holding Co. Ltd.	175,000	172
Cathay Financial Holding Co. Ltd.	126,000	163
First Financial Holding Co. Ltd.	216,000	154
Taiwan Cooperative Financial Holding Co. Ltd.	216,000	140
Hua Nan Financial Holdings Co. Ltd.	208,000	138
ASE Technology Holding Co. Ltd.	70,000	132
Quanta Computer Inc.	71,000	132
Taiwan Cement Corp.	92,000	125
Largan Precision Co. Ltd.	1,000	119
Taishin Financial Holding Co. Ltd.	257,000	115
Chailease Holding Co. Ltd.	29,000	107
United Microelectronics Corp.	227,000	92
Far EasTone Telecommunications Co. Ltd.	37,000	92
Pou Chen Corp.	78,000	89
Far Eastern New Century Corp.	80,000	83
* AGV Products Corp.	356,000	81
Hotai Motor Co. Ltd.	5,000	80
President Chain Store Corp.	8,000	76
Lite-On Technology Corp.	53,000	76
Taiwan Mobile Co. Ltd.	20,000	75
Infortrend Technology Inc.	175,000	74
Shin Kong Financial Holding Co. Ltd.	265,172	74
Foxconn Technology Co. Ltd.	36,000	70
WPG Holdings Ltd.	54,680	68
Catcher Technology Co. Ltd.	11,000	66
Synnex Technology International Corp.	53,000	64
Asia Cement Corp.	39,000	56

AU Optronics Corp.	186,000	55
China Life Insurance Co. Ltd.	70,000	54
Cheng Shin Rubber Industry Co. Ltd.	41,000	52
Powertech Technology Inc.	22,000	52
Bank of Kaohsiung Co. Ltd.	167,000	51
Innolux Corp.	214,000	51
Realtek Semiconductor Corp.	8,000	51
Yageo Corp.	6,000	49
Taiwan Fertilizer Co. Ltd.	30,000	47
Taiwan High Speed Rail Corp.	32,000	44
Formosa Taffeta Co. Ltd.	35,000	43
Giant Manufacturing Co. Ltd.	6,000	43
Inventec Corp.	55,000	41
Acer Inc.	64,000	39
Tripod Technology Corp.	12,000	38
Feng TAY Enterprise Co. Ltd.	5,000	38
Ruentex Development Co. Ltd.	29,000	37
Walsin Technology Corp.	7,000	35
Accton Technology Corp.	9,000	35
King's Town Bank Co. Ltd.	32,000	34
Win Semiconductors Corp.	6,000	33
Walsin Lihwa Corp.	64,000	32
Micro-Star International Co. Ltd.	12,000	31
Winbond Electronics Corp.	69,000	31
Simplo Technology Co. Ltd.	4,000	31
* China Petrochemical Development Corp.	84,000	30
Hiwin Technologies Corp.	4,000	30
Globalwafers Co. Ltd.	3,000	29
International CSRC Investment Holdings Co.	23,000	28
Merida Industry Co. Ltd.	5,000	27
* Tatung Co. Ltd.	39,000	27
TA Chen Stainless Pipe	19,000	27
Zhen Ding Technology Holding Ltd.	9,000	26
Nanya Technology Corp.	13,000	25
Radiant Opto-Electronics Corp.	8,000	25
Chroma ATE Inc.	6,000	25
Chipbond Technology Corp.	13,000	24
Eternal Materials Co. Ltd.	28,000	24
* PharmaEssentia Corp.	6,000	23
Sino-American Silicon Products Inc.	9,000	22
Qisda Corp.	35,000	21
King Yuan Electronics Co. Ltd.	25,000	21
Macronix International	31,000	21
Airtac International Group	2,000	21
ASPEED Technology Inc.	1,000	20
E Ink Holdings Inc.	20,000	20
Sinbon Electronics Co. Ltd.	6,000	20
Merry Electronics Co. Ltd.	4,000	20
Unimicron Technology Corp.	21,000	20
Voltronic Power Technology Corp.	1,000	19
Phison Electronics Corp.	2,000	18
Taiwan Business Bank	44,000	18
ASMedia Technology Inc.	1,000	18
St. Shine Optical Co. Ltd.	1,000	17
Eva Airways Corp.	35,862	17
China Steel Chemical Corp.	4,000	17
Taiwan Glass Industry Corp.	42,000	16

TCI Co. Ltd.	1,000	16
Parade Technologies Ltd.	1,000	15
Nien Made Enterprise Co. Ltd.	2,000	15
Silergy Corp.	1,000	14
Lotes Co. Ltd.	2,000	14
Elite Material Co. Ltd.	5,000	14
Makalot Industrial Co. Ltd.	2,000	13
Poya International Co. Ltd.	1,000	12
eMemory Technology Inc.	1,000	12
Asia Optical Co. Inc.	5,000	12
Taiwan Secom Co. Ltd.	4,000	11
Teco Electric and Machinery Co. Ltd.	15,000	11
Taichung Commercial Bank Co. Ltd.	27,000	10
* HTC Corp.	9,000	10
Genius Electronic Optical Co. Ltd.	1,000	10
Waterland Financial Holdings Co. Ltd.	30,000	10
King Slide Works Co. Ltd.	1,000	10
Ruentex Industries Ltd.	4,200	9
Yulon Motor Co. Ltd.	12,000	9
Sanyang Motor Co. Ltd.	13,000	9
Cub Elecparts Inc.	1,000	9
Chlitina Holding Ltd.	1,000	8
Sunny Friend Environmental Technology Co. Ltd.	1,000	8
ITEQ Corp.	3,000	8
* United Renewable Energy Co. Ltd.	27,000	8
Epistar Corp.	10,000	8
FLEXium Interconnect Inc.	3,000	7
Global Unichip Corp.	1,000	7
Egis Technology Inc.	1,000	7
LandMark Optoelectronics Corp.	1,000	7
Taiwan Union Technology Corp.	2,000	7
China Motor Corp.	8,000	7
Pharmally International Holding Co. Ltd.	1,000	7
Tong Yang Industry Co. Ltd.	5,000	7
Elan Microelectronics Corp.	3,000	7
Advanced Ceramic X Corp.	1,000	7
Grape King Bio Ltd.	1,000	7
Nan Kang Rubber Tire Co. Ltd.	6,000	7
General Interface Solution Holding Ltd.	2,000	6
Mercuries & Associates Holding Ltd.	11,000	6
Ginko International Co. Ltd.	1,000	6
Bizlink Holding Inc.	1,000	6
Charoen Pokphand Enterprise	3,000	6
Lung Yen Life Service Corp.	3,000	6
Great Wall Enterprise Co. Ltd.	5,000	6
Sporton International Inc.	1,000	6
Compeq Manufacturing Co. Ltd.	8,000	6
Hota Industrial Manufacturing Co. Ltd.	2,000	6
* Mercuries Life Insurance Co. Ltd.	17,000	6
Gigabyte Technology Co. Ltd.	4,000	6
* Federal Corp.	14,000	6
Lien Hwa Industrial Corp.	5,000	6
Tung Ho Steel Enterprise Corp.	8,000	6
Mitac Holdings Corp.	6,000	6
Arcadyan Technology Corp.	2,000	6
Cheng Loong Corp.	9,000	6
Gourmet Master Co. Ltd.	1,000	5

Wafer Works Corp.	5,000	5
BES Engineering Corp.	20,000	5
* Asia Pacific Telecom Co. Ltd.	23,000	5
* CMC Magnetics Corp.	24,000	5
Chilisin Electronics Corp.	2,000	5
* Via Technologies Inc.	5,000	5
Shinkong Synthetic Fibers Corp.	12,000	5
Coretronic Corp.	4,000	5
Far Eastern Department Stores Ltd.	9,000	5
Taiwan Surface Mounting Technology Corp.	3,000	5
Taiwan Paiho Ltd.	2,000	5
YFY Inc.	13,000	5
Ability Enterprise Co. Ltd.	10,000	5
Center Laboratories Inc.	2,000	5
* Pan Jit International Inc.	6,000	5
Visual Photonics Epitaxy Co. Ltd.	2,000	5
* Medigen Biotechnology Corp.	2,000	5
Grand Pacific Petrochemical	7,000	5
Kenda Rubber Industrial Co. Ltd.	5,000	5
United Integrated Services Co. Ltd.	1,000	5
Career Technology MFG. Co. Ltd.	5,000	5
* Roo Hsing Co. Ltd.	10,000	5
Primax Electronics Ltd.	3,000	5
Everlight Electronics Co. Ltd.	5,000	4
Wistron NeWeb Corp.	2,000	4
ChipMOS Technologies Inc.	6,000	4
Advanced International Multitech Co. Ltd.	3,000	4
Clevo Co.	5,000	4
TaiDoc Technology Corp.	1,000	4
Yieh Phui Enterprise Co. Ltd.	15,000	4
* Radium Life Tech Co. Ltd.	10,000	4
* Microbio Co. Ltd.	10,000	4
Sercomm Corp.	2,000	4
Long Chen Paper Co. Ltd.	9,000	4
Taiwan Semiconductor Co. Ltd.	3,000	4
Cheng Uei Precision Industry Co. Ltd.	4,000	4
SDI Corp.	2,000	4
Getac Technology Corp.	3,000	4
Sitronix Technology Corp.	1,000	4
* PChome Online Inc.	1,000	4
* Ritek Corp.	14,000	4
* Lotus Pharmaceutical Co. Ltd.	1,000	3
* Phihong Technology Co. Ltd.	11,000	3
Tong Hsing Electronic Industries Ltd.	1,000	3
Holy Stone Enterprise Co. Ltd.	1,000	3
Wowprime Corp.	1,000	3
		10,649
Thailand (1.0%)
* Siam Cement PCL	14,000	200
CP ALL PCL (Foreign)	75,800	191
Siam Commercial Bank PCL (Foreign)	38,500	158
Kasikornbank PCL	21,400	126
Airports of Thailand PCL (Foreign)	61,700	124
Advanced Info Service PCL (Foreign)	18,100	110
Bangkok Dusit Medical Services (Foreign)	134,600	109
Kasikornbank PCL (Foreign)	15,700	93
* Central Pattana PCL	41,100	92

Minor International PCL (Foreign)	72,900	89
Krung Thai Bank PCL (Foreign)	140,700	85
Home Product Center PCL	118,800	63
Intouch Holdings PCL (Foreign)	32,600	59
* BTS Group Holdings PCL	150,600	54
PTT Global Chemical (Foreign)	27,700	53
Tisco Financial Group PCL (Foreign)	18,000	50
Digital Telecommunications Infrastructure Fund	99,300	50
Bangkok Bank PCL (Foreign)	7,800	48
* Ratchaburi Electricity Generating Holding PLC (Local)	23,600	46
Bangkok Expressway & Metro PCL	116,500	42
Indorama Ventures PCL	26,800	39
* Thanachart Capital PCL	23,000	39
Kiatnakin Bank (Foreign)	18,300	38
Krungthai Card PCL	28,600	37
WHA Corp. PCL	271,500	37
* Bumrungrad Hospital PCL	6,400	34
* Kiatnakin Bank	16,200	34
True Corp. PCL	197,200	31
TMB Bank PCL	506,200	30
Supalai PCL	42,200	30
* CP ALL PCL (Local)	10,800	27
* Siam Commercial Bank PCL (Local)	6,600	27
Thai Oil PCL (Foreign)	14,000	26
* Minor International PCL	20,400	25
Robinson PCL	14,300	25
Sino-Thai Engineering & Construction PCL	29,800	23
Central Plaza Hotel PCL	21,400	23
Srisawad Corp. PCL	14,300	23
* Intouch Holdings	12,000	22
* Total Access Communication PCL (Local)	13,200	20
* Krung Thai Bank PCL	31,200	19
IRPC PCL (Foreign)	123,800	19
Airports of Thailand PCL	9,000	18
* Bangkok Dusit Medical Services	22,200	18
B Grimm Power PCL	16,700	18
Jasmine International PCL	90,700	17
* PTT Global Chemical	7,800	15
* Advanced Info Service PCL (Local)	2,400	15
VGI Global Media PCL	51,200	15
BTS Rail Mass Transit Growth Infrastructure Fund	35,600	12
Jasmine Broadband Internet Infrastructure Fund	34,600	11
Intouch Holdings NVDR	5,900	11
Muangthai Capital PCL	3,700	6
Carabao Group PCL	2,800	6
Star Petroleum Refining PCL	18,600	5
Siam Global House PCL	10,600	5
Esso Thailand PCL	16,500	5
Global Power Synergy PCL	2,600	5
Sri Trang Agro-Industry PCL	12,400	5
KCE Electronics PCL	8,300	5
U City PCL	64,000	4
Hana Microelectronics PCL (Foreign)	4,700	4
* Minor International PCL Warrants Exp. 12/31/2021	3,645	—
		2,670
Turkey (0.2%)
Tupras Turkiye Petrol Rafinerileri AS	2,289	52

KOC Holding AS	16,187	45
* Turkiye Garanti Bankasi AS	32,030	44
* Akbank T.A.S.	39,869	41
Eregli Demir ve Celik Fabrikalari TAS	23,491	29
* Tat Gida Sanayi AS	34,344	26
* Afyon Cimento Sanayi TAS	41,141	26
Haci Omer Sabanci Holding AS (Bearer)	17,735	24
* Turk Hava Yollari AO	10,282	22
* Turcas Petrol AS	94,824	22
* Bizim Toptan Satis Magazalari AS	14,941	17
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	67,851	16
* Yapi ve Kredi Bankasi AS	39,311	13
* Turkiye Is Bankasi AS	15,178	13
* Is Gayrimenkul Yatirim Ortakligi AS	58,162	10
TAV Havalimanlari Holding AS	1,847	8
Ford Otomotiv Sanayi AS	719	7
Ulker Biskuvi Sanayi AS	1,628	5
Turkiye Vakiflar Bankasi TAO	8,334	5
Turkiye Sise ve Cam Fabrikalari AS	5,701	5
Tofas Turk Otomobil Fabrikasi AS	1,547	5
* Sok Marketler Ticaret AS	2,876	4
Soda Sanayii AS	3,606	4
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	11,830	4
* Arcelik AS	1,329	4
* Sekerbank Turk AS	21,999	4
Turkiye Halk Bankasi AS	3,811	4
* Vakif Gayrimenkul Yatirim Ortakligi AS	8,982	2
* Konya Cimento Sanayii AS	43	1
* Akenerji Elektrik Uretim AS	13,871	1
* Albaraka Turk Katilim Bankasi AS	5,995	1
		464
United Arab Emirates (0.1%)
First Abu Dhabi Bank PJSC	48,341	194
Abu Dhabi Commercial Bank PJSC	46,938	114
DP World plc	2,810	48
Abu Dhabi Islamic Bank PJSC	5,526	6
Amanat Holdings PJSC	18,458	5
		367
United Kingdom (9.1%)
AstraZeneca plc	22,408	1,651
Unilever plc	17,988	1,097
Prudential plc	43,716	871
Lloyds Banking Group plc	1,198,243	866
Reckitt Benckiser Group plc	10,551	847
RELX plc	32,136	748
Vodafone Group plc	453,097	740
Compass Group plc	26,760	605
National Grid plc	54,732	550
Barclays plc	291,326	549
Tesco plc	164,427	470
Experian plc	15,282	461
CRH plc	14,205	445
Standard Chartered plc	46,162	400
Aviva plc	67,042	343
BT Group plc	140,151	342
London Stock Exchange Group plc	5,111	341

Legal & General Group plc	99,680	323
Smith & Nephew plc	14,797	311
Ferguson plc	4,105	265
WPP plc	21,522	256
3i Group plc	16,392	218
Informa plc	21,702	213
Royal Bank of Scotland Group plc	77,164	208
Ashtead Group plc	8,201	192
Sage Group plc	20,418	192
Whitbread plc	3,203	187
Associated British Foods plc	5,900	184
Next plc	2,401	175
Halma plc	6,938	159
Burberry Group plc	7,284	156
Bunzl plc	5,797	155
Standard Life Aberdeen plc	44,447	150
Rentokil Initial plc	31,627	150
Segro plc	16,646	147
DCC plc	1,712	144
Spirax-Sarco Engineering plc	1,337	141
2 Auto Trader Group plc	18,557	140
Micro Focus International plc	5,780	139
Rightmove plc	19,078	139
Carnival plc	2,773	138
Persimmon plc	5,536	138
Pearson plc	13,630	136
St. James's Place plc	10,114	134
Croda International plc	2,064	132
Barratt Developments plc	18,692	132
Johnson Matthey plc	3,346	131
RSA Insurance Group plc	18,649	130
Taylor Wimpey plc	62,264	130
Smiths Group plc	7,118	129
Hargreaves Lansdown plc	4,474	128
Mondi plc	6,144	127
Coca-Cola HBC AG	3,486	125
Smurfit Kappa Group plc	4,436	123
Land Securities Group plc	11,620	122
* Ocado Group plc	7,743	117
Kingfisher plc	41,493	112
Hiscox Ltd.	5,396	112
Phoenix Group Holdings plc	13,110	111
HomeServe plc	7,159	109
British Land Co. plc	16,013	108
United Utilities Group plc	10,533	106
Intermediate Capital Group plc	6,307	105
Wm Morrison Supermarkets plc	41,925	104
Direct Line Insurance Group plc	25,942	104
Berkeley Group Holdings plc	2,231	99
Severn Trent plc	3,875	98
DS Smith plc	24,532	98
ITV plc	69,685	94
Marks & Spencer Group plc	32,769	93
Bellway plc	2,620	91
Admiral Group plc	3,448	90
Beazley plc	12,463	88
Derwent London plc	2,157	88

SSP Group plc	10,114	86
Tate & Lyle plc	9,350	85
* Just Eat plc	11,091	84
Britvic plc	7,435	84
Howden Joinery Group plc	12,919	82
Investec plc	13,409	78
Travis Perkins plc	4,808	75
J Sainsbury plc	29,503	75
Spectris plc	2,306	72
* BTG plc	6,693	70
Schroders plc	1,669	61
Pennon Group plc	6,441	60
2 Merlin Entertainments plc	12,180	58
B&M European Value Retail SA	12,727	57
Dechra Pharmaceuticals plc	1,588	55
RPC Group plc	5,389	54
Electrocomponents plc	6,894	53
Inmarsat plc	7,222	50
IWG plc	11,629	50
Hammerson plc	14,408	49
Inchcape plc	6,654	49
Pagegroup plc	7,381	47
Moneysupermarket.com Group plc	10,205	47
Cineworld Group plc	12,357	46
CYBG plc	19,115	44
WH Smith plc	1,779	44
BBA Aviation plc	13,352	44
Aggreko plc	4,403	43
Man Group PLC	23,179	43
JD Sports Fashion plc	5,495	43
Greggs plc	1,551	43
Polymetal International plc	3,927	42
Hays plc	22,154	41
UNITE Group plc	3,378	41
2 ConvaTec Group plc	22,997	40
Genus plc	1,184	40
Grafton Group plc	3,627	39
Great Portland Estates plc	4,278	39
UDG Healthcare plc	4,303	39
Grainger plc	12,196	39
International Consolidated Airlines Group SA (London Shares)	6,675	38
Diploma plc	2,011	38
QinetiQ Group plc	10,230	38
easyJet plc	3,383	37
Close Brothers Group plc	2,138	37
Jupiter Fund Management plc	7,940	37
IG Group Holdings plc	5,319	37
2 John Laing Group plc	7,379	36
AG Barr plc	2,978	36
2 Ascential plc	7,348	36
Shaftesbury plc	3,356	35
Hikma Pharmaceuticals plc	1,750	35
Savills plc	3,179	34
Royal Mail plc	13,150	34
Assura plc	41,973	34
Lancashire Holdings Ltd.	3,804	34
Victrex plc	1,337	34

	Bodycote plc	3,408	33
	Entertainment One Ltd.	6,031	33
	LondonMetric Property plc	12,832	33
	Essentra plc	6,453	33
	Rhi Magnesita NV	546	33
	NMC Health plc	1,162	33
	National Express Group plc	6,527	33
	Big Yellow Group plc	2,525	32
	Capital & Counties Properties plc	11,716	32
	Cranswick plc	917	31
	Paragon Banking Group plc	5,679	31
	Ashmore Group plc	5,163	31
*	Firstgroup plc	21,078	31
	TP ICAP plc	8,767	30
	St. Modwen Properties plc	5,519	30
	Games Workshop Group plc	535	30
	BCA Marketplace plc	13,082	30
2	Countryside Properties plc	7,827	30
	Safestore Holdings plc	3,724	30
2	Sophos Group plc	5,647	30
	Bovis Homes Group plc	2,388	29
*	Serco Group plc	17,489	29
	Rathbone Brothers plc	1,068	29
	Vesuvius plc	4,493	28
	Dixons Carphone plc	19,305	28
	OneSavings Bank plc	5,529	28
	Brewin Dolphin Holdings plc	7,324	28
	Coats Group plc	28,249	28
	Renishaw plc	553	27
	Redrow plc	3,916	27
	Synthomer plc	5,814	27
	Primary Health Properties plc	15,380	27
	Domino's Pizza Group plc	8,858	26
2	Ibstock plc	8,512	26
*,2 Wizz Air Holdings plc		632	25
	Workspace Group plc	2,234	25
	Polypipe Group plc	4,577	25
	Hill & Smith Holdings plc	1,559	24
	Fresnillo plc	2,428	24
	Softcat plc	2,041	23
	Provident Financial plc	4,090	23
	Marshalls plc	2,809	23
	Drax Group plc	6,144	23
	Mediclinic International plc	5,961	23
*	Daily Mail & General Trust plc	2,395	23
	Schroder REIT Ltd.	30,657	22
	Petrofac Ltd.	4,258	22
	Sanne Group plc	2,498	22
	Greencore Group plc	8,217	21
	Crest Nicholson Holdings plc	4,638	21
	Telecom Plus plc	1,118	21
	Computacenter plc	1,309	21
	Pets at Home Group plc	8,785	20
2	Avast plc	5,155	20
	Dunelm Group plc	1,737	20
	SIG plc	11,882	19
	Go-Ahead Group plc	813	19

	Centamin plc	16,724	19
	Galliford Try plc	2,290	18
	Elementis plc	9,763	18
2	Hastings Group Holdings plc	7,203	16
	Intu Properties plc	13,912	16
	Bank of Georgia Group plc	771	16
	IntegraFin Holdings plc	3,144	15
	NewRiver REIT plc	5,722	15
	Euromoney Institutional Investor plc	890	15
	Stagecoach Group plc	9,115	14
	Ferrexpo plc	4,560	13
	Northgate plc	3,149	13
	Saga plc	22,556	12
*	Metro Bank plc	1,324	11
2	Charter Court Financial Services Group plc	2,605	11
	Hochschild Mining plc	5,483	11
	Plus500 Ltd.	1,332	11
	Kier Group plc	2,656	9
*	Just Group plc	14,890	9
	Redefine International plc	5,397	7
	Restaurant Group plc	4,315	7
*	Indivior plc	12,113	7
	KCOM Group plc	5,559	7
2	McCarthy & Stone plc	4,086	7
	Card Factory plc	2,673	6
	Keller Group plc	717	6
	TalkTalk Telecom Group plc	4,266	6
	Chesnara plc	1,287	6
	ITE Group plc	5,794	6
2	Equiniti Group plc	2,016	6
	Mitie Group plc	2,929	6
*	Bank of Cyprus Holdings plc	3,541	5
*	AO World plc	3,715	5
*	Vectura Group plc	5,191	5
	Ted Baker plc	290	5
	Halfords Group plc	1,656	5
	Dignity plc	520	5
	AA plc	6,577	4
2	Spire Healthcare Group plc	2,910	4
	Superdry plc	736	4
	International Personal Finance plc	2,012	4
*	Thomas Cook Group plc	17,186	4
*,2 Funding Circle Holdings plc		1,255	4
*	Acacia Mining plc	1,877	4
*	Marks & Spencer Group plc Rights Exp. 06/12/2019	6,553	3
			24,278
Total Common Stocks (Cost $267,759)			261,707

	Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.8%)
3,4 Vanguard Market Liquidity Fund	2.527%		48,362	4,837

			Face
			Amount
			($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	2.402%	7/5/19	100	100
Total Temporary Cash Investments (Cost $4,937)				4,937
Total Investments (100.1%) (Cost $272,696)4,6				266,644
Other Assets and Liabilities-Net (-0.1%)				(269)
Net Assets (100%)				266,375

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,155,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $3,886,000, representing 1.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,342,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 Cash of $130,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2019	37	3,363	(111)
MSCI Emerging Market Index	June 2019	22	1,100	(38)
				(149)

ESG International Stock ETF

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Toronto—Dominion Bank	7/2/19	USD	401	JPY	43,960	—	(6)
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of

ESG International Stock ETF

variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

ESG International Stock ETF

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	28,058	—	—
Common Stocks—Other	4,230	229,403	16
Temporary Cash Investments	4,837	100	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(29)	—	—
Forward Currency Contracts—Liabilities	—	(6)	—
Total	37,101	229,497	16
1 Represents variation margin on the last day of the reporting period.